      As filed with the Securities and Exchange Commission on May 1, 2000

                                                      Registration Nos. 33-64240
                                                                    and 811-7776
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

                         REGISTRATION STATEMENT UNDER

                          THE SECURITIES ACT OF 1933               [X]

                          Pre-Effective Amendment No.              [_]

                       Post-Effective Amendment No.  10            [X]
                                      and
                         REGISTRATION STATEMENT UNDER

                      THE INVESTMENT COMPANY ACT OF 1940           [X]

                               Amendment No.  12                   [X]

              CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
              --------------------------------------------------
                          (Exact Name of Registrant)

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                   -----------------------------------------
                              (Name of Depositor)

                            410 Saw Mill River Road
                           Ardsley, New York  10502
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number:  (416) 597-1456

                                Paul R. McCadam
                            410 Saw Mill River Road
                           Ardsley, New York  10502
                    (Name and Address of Agent for Service)

                                   Copy to:
                             Stephen E. Roth, Esq.
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

It is proposed that this filing will become effective:
[_]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2000 pursuant to paragraph (b) of Rule 485
[_]   60 days after filing pursuant to paragraph (a)(i) of Rule 485
[_]   pursuant to paragraph (a)(i) of Rule 485
[_]   75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[_]   on _______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate check the following box:
[_] this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

   Title of Securities Being Registered:  Flexible Premium Variable Deferred
                                          Annuity Policies

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK


         HOME OFFICE: 410 Saw Mill River Road, Ardsley, New York 10502
                             PHONE: 1-914-693-2300
--------------------------------------------------------------------------------

                            TRILLIUM(R) PROSPECTUS

              CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Prospectus describes the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America (we, our, us, or the Company).

The Owner (Policyowner or you) may choose among the 15 divisions (the Sub-Accounts) of the Canada Life of New York Variable Annuity Account 2 (the Variable Account) and/or the Fixed Account. Assets in each Sub-Account are invested in a corresponding Portfolio of Seligman Portfolios, Inc. (the Fund). The Fund has 15 Portfolios managed by J. & W. Seligman & Co. Incorporated:

Seligman Bond                             Seligman Global Smaller Companies*
Seligman Capital                          Seligman Global Technology
Seligman Cash Management                  Seligman High-Yield Bond
Seligman Common Stock                     Seligman Income
Seligman Communications and Information   Seligman International Growth
Seligman Frontier                         Seligman Large-Cap Growth**
Seligman Global Growth                    Seligman Large-Cap Value
                                          Seligman Small-Cap Value

______________________________________
*Sub-advised by Henderson Investment Management Limited

** Available subject to regulatory approval. Please check with your registered representative or our Home Office for availability.

The Policy Value will vary according to the investment performance of the Portfolio(s) in which the Sub-Accounts you choose are invested, until the Policy Value is applied to a payment option. You bear the entire investment risk on amounts allocated to the Variable Account.

This Prospectus provides basic information that a prospective Policyowner ought to know before investing. Additional information is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is included on the last page of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing or calling us at the address or phone number shown above.

Please read this Prospectus carefully before buying a Policy and keep it for future reference. This Prospectus must be accompanied by a current prospectus for the Fund. The Fund's prospectus is attached to this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies and the Fund are not insured by the FDIC nor any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. The Policy described in this Prospectus is subject to market fluctuation, investment risk and possible loss of principal.

                  The date of this Prospectus is May 1, 2000.

                               TABLE OF CONTENTS
SUMMARY......................................................................................    4
TABLE OF EXPENSES............................................................................    8
CONDENSED FINANCIAL INFORMATION..............................................................   12
THE COMPANY..................................................................................   14
THE VARIABLE ACCOUNT, THE FUND AND THE FIXED ACCOUNT.........................................   14
  The Variable Account.......................................................................   14
  The Fund...................................................................................   15
     Seligman Bond Portfolio.................................................................   15
     Seligman Capital Portfolio..............................................................   16
     Seligman Cash Management Portfolio......................................................   16
     Seligman Common Stock Portfolio.........................................................   16
     Seligman Communications and Information Portfolio.......................................   16
     Seligman Frontier Portfolio.............................................................   16
     Seligman Global Growth Portfolio........................................................   16
     Seligman Global Smaller Companies Portfolio.............................................   16
     Seligman Global Technology Portfolio....................................................   16
     Seligman High-Yield Bond Portfolio......................................................   17
     Seligman Income Portfolio...............................................................   17
     Seligman International Growth Portfolio.................................................   17
     Seligman Large-Cap Growth Portfolio.....................................................   17
     Seligman Large-Cap Value Portfolio......................................................   17
     Seligman Small-Cap Value Portfolio......................................................   17
     Reserved Rights.........................................................................   17
     Change in Investment Objective..........................................................   18
  The Fixed Account..........................................................................   18
     Guarantee Amount........................................................................   19
DESCRIPTION OF ANNUITY POLICY................................................................   22
  Ten Day Right to Examine Policy............................................................   22
  Premium....................................................................................   22
     Initial Premium.........................................................................   22
     Additional Premium......................................................................   22
     Pre-Authorized Check Agreement Plan.....................................................   23
     Electronic Data Transmission of Application Information.................................   23
     Net Premium Allocation..................................................................   23
  Cash Surrender Value.......................................................................   23
  Policy Value...............................................................................   23
  Variable Account Value.....................................................................   23
     Units...................................................................................   24
     Unit Value..............................................................................   24
     Net Investment Factor...................................................................   24
  Transfers..................................................................................   25
     Transfer Privilege......................................................................   25
     Telephone Transfer Privilege............................................................   25
     Intouch(R) Voice Response System........................................................   25
     Dollar Cost Averaging Privilege.........................................................   26
     Transfer Processing Fee.................................................................   26
  Payment of Proceeds........................................................................   26
     Proceeds................................................................................   26
     Proceeds on Annuity Date................................................................   27
     Proceeds on Surrender...................................................................   27
     Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)...   27
     Proceeds on Death of Any Owner..........................................................   28
  Partial Withdrawals........................................................................   29
     Systematic Withdrawal Privilege.........................................................   29
  Seligman Time Horizon Matrix/SM/...........................................................   30
  Portfolio Rebalancing......................................................................   31
  Postponement of Payment....................................................................   31
  Charges Against the Policy, Variable Account, and Fund.....................................   32
     Surrender Charge........................................................................   32
     Annual Administration Charge............................................................   32
     Daily Administration Fee................................................................   33
     Transfer Processing Fee.................................................................   33
     Mortality and Expense Risk Charge.......................................................   33
     Reduction or Elimination of Surrender Charges and Annual Administration Charges.........   34
     Taxes...................................................................................   35
     Other Charges Including Investment Management Fees......................................   35
  Payment Options............................................................................   35
     Election of Options.....................................................................   35
     Description of Payment Options..........................................................   36
     Amount of Payments......................................................................   36
     Payment Dates...........................................................................   36
     Age and Survival of Annuitant...........................................................   36
     Betterment of Income....................................................................   36
  Other Policy Provisions....................................................................   37
     Policyowner.............................................................................   37
     Beneficiary.............................................................................   37
     Termination.............................................................................   37
     Written Notice..........................................................................   37
     Periodic Reports........................................................................   38
     Assignment..............................................................................   38
     Modification............................................................................   38
     Notification of Death...................................................................   38
YIELDS AND TOTAL RETURNS.....................................................................   38
  Yields.....................................................................................   38
  Total Returns..............................................................................   39
  Industry Comparison........................................................................   39
TAX DEFERRAL.................................................................................   40
FEDERAL TAX STATUS...........................................................................   41
  Introduction...............................................................................   41
  The Company's Tax Status...................................................................   41
  Tax Status of the Policy...................................................................   41
     Diversification Requirements............................................................   41
     Policyowner Control.....................................................................   42
     Required Distributions..................................................................   42
  Taxation of Annuities......................................................................   43
     In General..............................................................................   43
     Withdrawals/Distributions...............................................................   43
     Annuity Payments........................................................................   43
     Taxation of Death Benefit Proceeds......................................................   44
     Penalty Tax on Certain Withdrawals......................................................   44
  Transfers, Assignments, or Exchanges of a Policy...........................................   44
  Withholding................................................................................   45
  Multiple Policies..........................................................................   45
  Possible Tax Changes.......................................................................   45
  Taxation of Qualified Plans................................................................   45
     Individual Retirement Annuities and Simplified Employee Pensions (SEP/IRAs).............   45
     SIMPLE Individual Retirement Annuities..................................................   46
     ROTH Individual Retirement Annuities....................................................   46
     Minimum Distribution Requirements.......................................................   46
     Corporate And Self-Employed (H.R.10 and Keogh) Pension And Profit-Sharing Plans.........   47
     Deferred Compensation Plans.............................................................   47
     Tax-Sheltered Annuity Plans.............................................................   48
  Other Tax Consequences.....................................................................   48
DISTRIBUTION OF POLICIES.....................................................................   48
LEGAL PROCEEDINGS............................................................................   49
VOTING RIGHTS................................................................................   49
INSURANCE MARKETPLACE STANDARDS ASSOCIATION..................................................   50
FINANCIAL STATEMENTS.........................................................................   50
DEFINITIONS..................................................................................   51
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS......................................   53
APPENDIX A:  CONDENSED FINANCIAL INFORMATION.................................................   54

                                    SUMMARY

This summary provides a brief description of some of the features and charges of the Policy offered by us. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Policy. Please keep the Policy and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

How do I purchase a Policy?

You may purchase a Policy with a premium payment of at least $5,000 (generally $2,000 if the Policy is an Individual Retirement Annuity (IRA)). You may purchase a Policy with a premium of $100 (generally $50 if the Policy is an IRA), if the premium payment is submitted with a pre-authorized check (PAC) agreement. See "Premiums" and "Pre-Authorized Check Agreement Plan."

Can I make additional premium payments?

You may make additional premium payments during any Annuitant's lifetime and before the Annuity Date. Additional premium payments must be at least $600 or $100 per month if paid by PAC (or $50 per month if paid by PAC and the Policy is an IRA). You must obtain prior approval before your total premiums paid can exceed $1,000,000. See "Premiums."

How does the ten day right to examine the Policy work?

You have ten days after You receive the Policy to decide if You would like to cancel the Policy. We will return the Policy Value (without interest and less the amount of any partial withdrawals). If the Policy is issued as an IRA and canceled within 7 days, We will return all premiums if the premiums are greater than the amount otherwise payable. See "Ten Day Right to Examine Policy."

What is the purpose of the Variable Account?

The Variable Account is a separate investment account that consists of 15 Sub-Accounts. Before the Policy Value is applied to a payment option, amounts in the Variable Account will vary according to the investment performance of the Portfolio(s) in which your elected Sub-Accounts are invested. You may allocate your Net Premium among the Fixed Account and the 15 Sub-Accounts of the Variable Account. The assets of each Sub-Account are invested in the corresponding Portfolios of the Fund that are listed on the cover page of this Prospectus. See "The Variable Account" and "The Fund."

How does the Fixed Account work?


You may allocate all or part of Net Premium or make transfers from the Variable Account to the Fixed Account.


The Fixed Account is not affected by the investment performance of the Variable Account. See "The Fixed Account."

When will I receive payments?

After the Policy Value is transferred to a payment option, we will pay proceeds in equal amounts monthly, quarterly or annually during the Annuitant's lifetime or for 10 years, whichever is longer, unless you have elected another payment option. See "Proceeds on Annuity Date."

What happens if the Owner dies?

If any Owner dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary the Policy Value as of the date we receive proof of the Owner's death. See "Proceeds on Death of Any Owner."

What happens if the Last Surviving Annuitant dies?

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.

The Death Benefit is the greatest of:

1. the premiums paid, less any partial withdrawals, surrender charges, and incurred taxes;

2.  the Policy Value on the date  we receive Due Proof of Death; or

3. the greatest Policy Value on any Policy Anniversary occurring before both the date the Last Surviving Annuitant attained age 81 and the date we receive Due Proof of the Annuitant's death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid that occur after such Policy Anniversary.

If on the date the Policy was issued any Annuitant was attained age 81 or older, the Death Benefit is the Policy Value on the date we receive Due Proof of Death.

See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)."

Can I get money out of my Policy?

You may withdraw part or all of the Cash Surrender Value at any time before the earlier of the death of the Last Surviving Annuitant, the death of any Owner, or the date when the value in the Policy is transferred to a payment option, subject to certain limitations. See "The Fixed Account," "Partial Withdrawals" and "Proceeds on Surrender." A partial withdrawal or a surrender may incur federal income tax, including a federal penalty tax. See "FEDERAL TAX STATUS."

What charges will I pay?

Surrender Charge: A surrender charge may be deducted when a partial withdrawal or cash surrender is made.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

 . 100% of investment earnings in the Variable Account
 . 100% of interest earned in the Fixed Account

 . 100% of premiums paid 7 years or more from the date of withdrawal or surrender . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years from the date of withdrawal or surrender*
 . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:


  Policy Years Since Premium Was Paid
  -----------------------------------
  Less than 1  6%
  At least 1, but less than 2.................................  6%
  At least 2, but less than 3.................................  5%
  At least 3, but less than 4.................................  5%
  At least 4, but less than 5.................................  4%
  At least 5, but less than 6.................................  3%
  At least 6, but less than 7.................................  2%
  At least 7  ................................................None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

See "Surrender Charge."

Annual Administration Charge: We deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge for the current Policy Year if the Policy is surrendered for its Cash Surrender Value, unless the surrender occurs on the Policy Anniversary. If the Policy Value on the Policy Anniversary is $35,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity. See "Annual Administration Charge."

Daily Administration Fee: We also deduct a daily administration fee each day at an annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee."

Transfer Processing Fee: The first 12 transfers during each Policy Year are free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. See "Transfer Processing Fee."

Mortality and Expense Risk Charge: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25%. See "Annualized Mortality and Expense Risk Charge."


Premium Taxes:   There are currently no premium taxes payable under New York law.

Investment Management Fees: Each Portfolio is responsible for all of its operating expenses, which are deducted daily. In addition, charges for investment management services are deducted and paid daily at an annual rate from each Portfolio as a percentage of the average daily net assets of the Portfolios. See "Other Charges Including Investment Management Fees" and the attached Fund prospectus.

Are there any other Policy provisions?

For information concerning the Owner, Beneficiary, Written Notice, periodic reports, assignment, modification and other important Policy provisions, see "Other Policy Provisions."

How will the Policy be taxed?


The Policy's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Policy used in connection with a qualified retirement plan.


Death benefits are taxable and generally are included in the income of the recipient as follows: if received under a payment option, death benefits are taxed in the same manner as annuity payouts; if not received under a payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

For a brief discussion of our current understanding of the federal tax laws concerning us and the Policy, see "FEDERAL TAX STATUS."


Who should purchase the Policy?


We have designed this Policy for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Policy through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Policy (including annuity income benefits) before purchasing the Policy, since the tax-favored arrangement itself provides tax-sheltered growth.

Does Canada Life offer other policies?

We offer other variable annuity policies which also invest in the same Portfolios of the Fund. These policies may have different charges that could affect the value of the Sub-Accounts and may offer different benefits more suitable for your needs. For more information about these policies, please contact us at the phone number or address on page 1.

What if I have questions?

We will be happy to answer your questions about the Policy or our procedures. Call or write to us at the phone number or address on page 1. All inquiries should include the Policy number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

                               TABLE OF EXPENSES

This table is intended to assist you in understanding the various costs and expenses that you will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Fund.

Expense Data

The following information regarding expenses assumes that the entire Policy Value is in the Variable Account.

  Policyowner Transaction Expenses
  --------------------------------
  Sales load on purchase payments..................................................... None

  Maximum surrender charge as a percentage of amount surrendered
    (10% of total premiums withdrawn during a Policy Year and paid less than 7 years from the date of withdrawal or surrender and 100% of earnings are free of any sales load.
    See "Charges Against the Policy, Variable Account, and Fund.")................... 6.00%

  Transfer fee
    Current Policy - First 12 transfers each Policy Year............................ No fee
    Each transfer thereafter.............................................. $25 per transfer
    Transfer fee when using the Intouch(R) Voice Response System.................... No fee

  Annual Administration Charge
  ----------------------------
  Per Policy per Policy Year........................................................... $30
    (waived for the prior Policy Year if the Policy Value is $35,000 or more on the Policy Anniversary or if the Policy is a Tax-Sheltered Annuity)

Variable Account Annual Expenses
--------------------------------
  (as a percentage of average account value)
  Mortality and expense risk charges................................................. 1.25%
  Annual rate of daily administration fee............................................ 0.15%
  Total Variable Account annual expenses..............................................1.40%

  Fund Annual Expenses for the Year Ended December 31,  1999
  (after Expense Reimbursement, as indicated, and as a percentage of average net assets)

                                                                                                           Total
               Portfolio                          Management                Other Expenses                 Annual
               ----------                          Fees/6/            (After Reimbursement)/6/            Expenses
                                           -------------------------   --------------------------  -------------------------
Seligman Bond                                         .40%                        .20%                       0.60%
Seligman Capital                                      .40%                        .19%                       0.59%
Seligman Cash Management                              .00%                        .00%                       0.00%
Seligman Common Stock                                 .40%                        .12%                       0.52%
Seligman Communications and Information               .75%                        .11%                       0.86%
Seligman Frontier                                     .75%                        .20%                       0.95%
Seligman Global Growth                               1.00%/1/                     .40%                       1.40%
Seligman Global Smaller Companies                    1.00%/1/                     .40%                       1.40%
Seligman Global Technology                           1.00%/2/                     .40%                       1.40%

                                                                                                           Total
               Portfolio                          Management                Other Expenses                 Annual
               ----------                          Fees/6/            (After Reimbursement)/6/          Expenses
                                           -------------------------   --------------------------  -------------------------
Seligman High-Yield Bond                              .50%                        .20%                       0.70%
Seligman Income                                       .40%                        .20%                       0.60%
Seligman International Growth                        1.00%/1/                     .39%                       1.39%
Seligman Large-Cap Growth                             .70%/3/                     .00%                       0.70%
Seligman Large-Cap Value                              .80%/4/                     .00%                       0.80%
Seligman Small-Cap Value                             1.00%/5/                     .00%                       1.00%


/1/ A management fee rate of 1.00% applies to the Portfolio's first $1 billion in average daily net assets. The rate declines to 0.95% of the Portfolio's average daily net assets on the next $1 billion in net assets, and to 0.90% of the Portfolio's average daily net assets in excess of $2 billion.

/2/ A management fee rate of 1.00% applies to the Portfolio's first $2 billion in average daily net assets. The rate declines to 0.95% of the Portfolio's average daily net assets on the next $2 billion in net assets, and to 0.90% of the Portfolio's average daily net assets in excess of $4 billion.

/3/ A management fee rate of 0.70% applies to the Portfolio's first $1 billion in average daily net assets. The rate declines to 0.65% of the Portfolio's average daily net assets on the next $1 billion in net assets, and to 0.60% of the Portfolio's average daily net assets in excess of $2 billion.

/4/ The annual rate of 0.80% applies to the Portfolio's first $500 million in average daily net assets. The rate declines to 0.70% of the Portfolio's average daily net assets on the next $500 million in net assets, and to 0.60% of the Portfolio's average daily net assets in excess of $1 billion.

/5/ The annual rate of 1.00% applies to the Portfolio's first $500 million in average daily net assets. The rate declines to 0.90% of the Portfolio's average daily net assets on the next $500 million in net assets, and to 0.80% of the Portfolio's average daily net assets in excess of $1 billion.

/6/ The following should be noted regarding Management Fees and Other Expenses:



         . The 0.00% Management Fee charge for the Seligman Cash Management Portfolio resulted because the Manager, in its sole discretion, waived its 0.40% fee during 1999.

         . With respect to the Seligman Bond, Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman High-Yield Bond, and Seligman Income Portfolios, Other Expenses (After Reimbursement) reflect that annual expenses (other than Management Fees) exceeding 0.20% (0.00% for Cash Management) are voluntarily reimbursed by the Fund's Manager.

         . The Manager, at its discretion, has voluntarily agreed to reimburse annual expenses other than the Management Fee for the Seligman Large Cap Growth, Seligman Large-Cap Value and the Seligman Small-Cap Value Portfolios

         . With respect to the Seligman International Growth, Seligman Global Smaller Companies, Seligman Global Technology and Seligman Global Growth Portfolios, the Manager has agreed to reimburse annual expenses (other than Management Fees) that exceed 0.40% of average net assets.

There is no assurance that these waiver or reimbursement policies will be continued in the future. If any of these policies are discontinued, it will be reflected in an updated prospectus.


If the Manager and Sub-Advisor had not waived or reimbursed these expenses, the Fund's 1999 Management Fees,

   Other Expenses and Total Annual Expenses would have been:

                        Portfolio                   Management         Other       Total Annual Expenses
                       ----------                      Fees          Expenses     ------------------------
                                                    ----------      -----------
            Seligman Bond                              .40%            .31%                      0.71%

                        Portfolio                   Management         Other       Total Annual Expenses
                       ----------                      Fees          Expenses     ------------------------
                                                    ----------      -----------
            Seligman Capital                            .40%           .19%                 0.59%
            Seligman Cash Management                    .40%            .25%                0.65%
            Seligman Common Stock                       .40%            .12%                0.52%
            Seligman Communications and
            Information                                 .75%            .11%                0.86%
            Seligman Frontier                           .75%            .21%                0.96%
            Seligman Global Growth                     1.00%            .45%                1.45%
            Seligman Global Smaller Companies          1.00%            .60%                1.60%
            Seligman Global Technology                 1.00%            .41%                1.41%
            Seligman High-Yield Bond                    .50%            .27%                0.77%
            Seligman Income                             .40%            .32%                0.72%
            Seligman International Growth              1.00%            .66%                1.66%
            Seligman Large-Cap Growth                   .70%            .82%                1.52%
            Seligman Large-Cap Value                    .80%            .33%                1.13%
            Seligman Small-Cap Value                   1.00%            .41%                1.41%



The data with respect to the Fund's annual expenses have been provided to us by the Fund and we have not independently verified such data.


For a more complete description of the various costs and expenses, see "Charges Against the Policy, Variable Account and Fund" and the Fund's prospectus. In addition to the expenses listed above, premium taxes may be applicable, although no premium tax is currently payable under New York law.

Examples

A Policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

  1. If the Policy is surrendered at the end of the applicable time period:

            Sub-Account                     1 Year             3 Year             5 Year            10 Year
            -----------                     -----              -----              -----              ------
Bond                                           75                109                146                238
Capital                                        75                109                146                237
Cash Management                                69                 91                115                174
Common Stock                                   74                107                142                230
Communications and Information                 77                117                160                265
Frontier                                       78                120                164                274
Global Growth                                  83                133                186                318
Global Smaller Companies                       83                133                186                318
Global Technology                              83                133                186                318
High-Yield Bond                                76                112                152                248
Income                                         75                109                146                238
International Growth                           83                133                186                317
Large-Cap Growth                               76                112                152                248
Large-Cap Value                                77                115                157                259
Small-Cap Value                                79                121                167                279



  2. If the Policy is annuitized or not surrendered at the end of the applicable time period:

            Sub-Account                     1 Year             3 Year             5 Year            10 Year
            -----------                     ------             ------             ------             ------
Bond                                           21                 64                110                238
Capital                                        21                 64                110                237

            Sub-Account                     1 Year             3 Year             5 Year            10 Year
            -----------                     ------             ------             ------             ------
Cash Management                                15                 46                 79                174
Common Stock                                   20                 62                106                230
Communications and Information                 23                 72                124                265
Frontier                                       24                 75                128                274
Global Growth                                  29                 88                150                318
Global Smaller Companies                       29                 88                150                318
Global Technology                              29                 88                150                318
High-Yield Bond                                22                 67                116                248
Income                                         21                 64                110                238
International Growth                           29                 88                150                317
Large-Cap Growth                               22                 67                116                248
Large-Cap Value                                23                 70                121                259
Small-Cap Value                                25                 76                131                279




These Examples are based, with respect to all of the Portfolios, on an estimated average account value of $58,900. The Examples assume that no transfer charge has been assessed. The Examples also reflect an Annual Administration Charge of 0.05% of assets, determined by dividing the total Annual Administration Charge collected by the total average net assets of the Sub-Accounts of the Variable Account.

These Examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or lesser than the assumed amount.


                        CONDENSED FINANCIAL INFORMATION

We have included in Appendix A a financial history of the accumulation unit values for the Sub-Accounts.



                                  THE COMPANY

We are a stock life insurance company with assets as of December 31, 1999 of approximately $304 million (U.S. dollars). We were incorporated under New York law on June 7, 1971, and our Home Office is located at 410 Saw Mill River Road, Ardsley, New York 10502. We are principally engaged in issuing and reinsuring annuity and life insurance policies in the state of New York.


We share our A.M. Best rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating and our ratings from Standard & Poor's Corporation, Duff & Phelps Inc., and/or Moody's Investors Service for claims paying ability. These ratings relate to our financial ability to meet our contractual obligations under our insurance policies. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment. They also do not address the suitability of a Policy for a particular purchaser, or relate to our ability to meet non-policy obligations.


We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. It is one of the largest life insurance companies in North America with consolidated assets as of December 31, 1999 of approximately $36.5 billion (U.S. dollars).

Obligations under the Policies are obligations of Canada Life Insurance Company of New York.


We are subject to regulation and supervision by the New York Department of Insurance , as well as the laws and regulations of all jurisdictions in which we are authorized to do business.


             THE VARIABLE ACCOUNT, THE FUND AND THE FIXED ACCOUNT

The Variable Account


We established the Canada Life of New York Variable Annuity Account 2 (the Variable Account) as a separate investment account on February 25, 1993, under New York law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a "separate account" under the federal securities laws. However, the SEC does not supervise the management, investment policies or practices of the Variable Account.

The Variable Account currently is divided into 15 Sub-Accounts. Each Sub-Account invests its assets in shares of the corresponding Portfolio of the Fund described below.

The Fund


The Fund has 15 Portfolios:
Seligman Bond                             Seligman Global Smaller Companies
Seligman Capital                          Seligman Global Technology
Seligman Cash Management                  Seligman High-Yield Bond
Seligman Common Stock                     Seligman Income
Seligman Communications and Information   Seligman International Growth
Seligman Frontier                         Seligman Large-Cap Growth*
Seligman Global Growth                    Seligman Large-Cap Value
                                          Seligman Small-Cap Value


* Available subject to regulatory approval. Please check with your registered representative or our Home Office for availability.

Shares of a Portfolio are purchased and redeemed for a corresponding Sub-Account at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a Portfolio are reinvested in additional shares of that Portfolio at their net asset value. The Fund prospectus defines the net asset value of Portfolio shares.


The Fund is a diversified open-end investment company incorporated in Maryland. It uses the investment management services of J. & W. Seligman & Co. Incorporated (Seligman Global Smaller Companies Portfolio uses the sub-advisory services of Henderson Investment Management Limited).

The Fund may, in the future, create additional Portfolios that may or may not be investment objectives and the income and losses for each Portfolio are determined separately for that Portfolio.

The investment objectives and policies of the Portfolios of the Fund are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios of the Fund, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of the Portfolios of the Fund will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.


We may receive significant compensation from the investment manager of the Fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Portfolios and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Portfolio attributable to the Policies and other contracts issued by us.

The following is a brief description of the investment objectives of each of the Fund's Portfolios. There is no assurance that the investment objective of any Portfolio will be achieved. Please see the attached prospectus for the Fund for more detailed information, including a description of risks and expenses.

Seligman Bond Portfolio

This Portfolio seeks favorable current income by investing in a diversified portfolio of debt securities, primarily of investment grade, including convertible issues and preferred stocks, with capital appreciation as a secondary consideration.

Seligman Capital Portfolio

This Portfolio seeks to produce capital appreciation, not current income, by investing in common stocks (primarily those with strong near-or intermediate-term prospects) and securities convertible into or exchangeable for common stocks, in common stock purchase warrants and rights, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.

Seligman Cash Management Portfolio

This Portfolio seeks to preserve capital and to maximize liquidity and current income by investing in a diversified portfolio of high-quality money market instruments. Investments in this Portfolio are neither insured nor guaranteed by the U.S. Government and there is no assurance that this Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Seligman Common Stock Portfolio

This Portfolio seeks to produce favorable, but not the highest, current income and long-term growth of both income and capital value, without exposing capital to undue risk, primarily through equity investments broadly diversified over a number of industries.

Seligman Communications and Information Portfolio

This Portfolio seeks to produce capital gain, not income, by investing primarily in securities of companies operating in the communications, information and related industries.

Seligman Frontier Portfolio

This Portfolio seeks to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. The Portfolio invests primarily in equity securities of smaller companies selected for their growth prospects.


Seligman Global Growth Portfolio
(Formerly Seligman Henderson Global Growth Opportunities Portfolio)

This Portfolio seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Global Smaller Companies Portfolio
(Formerly Seligman Henderson Global Smaller Companies Portfolio)

This Portfolio seeks to achieve long-term capital appreciation primarily through global investments in securities of smaller companies.


Seligman Global Technology Portfolio
(Formerly Seligman Henderson Global Technology Portfolio)
---------------------------------------------------------

This Portfolio seeks to achieve long-term capital appreciation by making global investments of at least 65% of its assets in securities of companies with business operations in technology and technology-related industries.

Seligman High-Yield Bond Portfolio

This Portfolio seeks to produce maximum current income by investing primarily in high-yielding, high risk corporate bonds and corporate notes, which, generally, are unrated or carry ratings lower than those assigned to investment grade bonds by Standard & Poor's Rating Service (S&P) or Moody's Investors Service, Inc. (Moody's). The Portfolio will invest up to 100% of its assets in lower rated bonds, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and interest than higher rated investment grade bonds. An investment in the Portfolio is appropriate for you only if you can bear the high risk inherent in investing in such securities. This risk is described in the attached prospectus for the Fund, which should be read carefully before investing.

Seligman Income Portfolio

This Portfolio seeks primarily to produce high current income consistent with what is believed to be prudent risk of capital and secondarily to provide the possibility of improvement in income and capital value over the longer term, by investing primarily in income-producing securities.


Seligman International Growth Portfolio
(Formerly Seligman Henderson International Portfolio)
-----------------------------------------------------

This Portfolio currently seeks to achieve long-term capital appreciation primarily through international investments in securities of medium to large-sized companies.

Seligman Large-Cap Growth Portfolio*

This Portfolio seeks long-term capital appreciation by investing primarily in the common stocks of large U.S. based companies.


** Available subject to regulatory approval. Please check with your registered representative or our Home Office for availability.

Seligman Large-Cap Value Portfolio

This Portfolio seeks capital appreciation by investing in equity securities of companies with large market capitalizations deemed to be value companies by the investment manager.

Seligman Small-Cap Value Portfolio

This Portfolio seeks capital appreciation by investing in equity securities of companies with small market capitalizations deemed to be value companies by the investment manager.


Since the Fund may be available to other separate accounts (including registered separate accounts for variable annuity and variable life products and non-registered separate accounts for group annuity products) of Canada Life Insurance Company of America, Canada Life Insurance Company of New York, The Canada Life Assurance Company, and other unaffiliated insurance companies, it is possible that material conflicts may arise between the interests of the Variable Account and one or more other separate accounts investing in the Fund. We, the Fund's Board of Directors, the Fund's investment manager, and any other insurance companies participating in the Fund will monitor events to identify any irreconcilable material conflict. Upon being advised of such a conflict, we will take any steps we believe necessary to resolve the matter, including removing the assets of the Variable Account from one or more Portfolios.

A full description of the Fund, its investment objectives, its policies and restrictions, its expenses and other aspects of its operation, as well as a description of the risks related to investment in the Fund, is contained in the attached prospectus for the Fund. The prospectus for the Fund should be read carefully by a prospective purchaser along with this Prospectus before investing.

Reserved Rights

We reserve the right to add, delete, and substitute shares of another portfolio of the Funds or shares of another registered open-end investment company if, in our judgment, investment in shares of a current Portfolio(s) is no longer appropriate. We may also add, delete, or substitute shares of another portfolio of the Funds or shares of another registered open-end investment company only for certain classes of Owners. New or substitute portfolios or funds may have different fees and expenses and may only be offered to certain classes of Owners. This decision will be based on a legitimate reason, such as a change in investment objective, a change in the tax laws, or the shares are no longer available for investment. We will first obtain SEC approval, if such approval is required by law.

When permitted by law,  we also reserve the right to:

   .  create new separate accounts;
   . combine separate accounts, including the Canada Life of New York Variable Annuity Account 1;
   . remove, combine or add Sub-Accounts and make the new Sub-Accounts available to Policyowners at our discretion;
   . add new portfolios of the Fund or of other registered investment companies;
   . deregister the Variable Account under the 1940 Act if registration is no longer required;
   . make any changes required by the 1940 Act; and . operate the Variable Account as a managed investment company under the
      1940 Act or any other form permitted by law.

If a change is made, we will send you a revised prospectus and any notice required by law.

Change in Investment Objective


The investment objective of a Sub-Account may not be changed unless the change is approved, if required, by the New York Insurance Department. A statement of such approval will be filed, if required, with the insurance department of the state in which the Policy is delivered.

The Fixed Account


You may allocate some or all of the Net Premium and/or make transfers from the Variable Account to the Fixed Account. The Fixed Account pays interest at a guaranteed rate declared subject to our sole discretion and without any formula (Guaranteed Interest Rate). The principal, after deductions, is also guaranteed.

Policyowners allocating Net Premium and/or Policy Value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account. The Fixed Account value is calculated by:

   .  adding the Net Premium and/or Policy Value allocated to it;
   .  adding the Guaranteed Interest Rate credited on amounts in it; and

   . subtracting any charges imposed on amounts in it in accordance with the terms of the Policy

The following also applies to the Fixed Account:

   . The Fixed Account is part of our general account. We assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Fixed Account is not affected by the investment performance of the Variable Account.
   . Interests issued by us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the 1933 Act). Also, neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. So, neither the Fixed Account nor the general account is generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

Guarantee Amount

The Guarantee Amount is the portion of the Policy Value allocated to the Fixed Account. The Guarantee Amount includes:

    .  Net Premium allocated to  the Fixed Account;

    .  Policy Value transferred to  the Fixed Account;

    .  interest credited to the Policy Value in the  Fixed Account; and

    .  the deduction of charges assessed in connection with the Policy.

The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.




Dollar Cost Averaging. From time to time we may offer a special Fixed Account option, not to exceed one year, whereby you may elect to automatically transfer specified additional premium from this account to any Sub-Account(s) and/or the Fixed Account on a periodic basis, for a period not to exceed twelve months. This special Fixed Account option is subject to our administrative procedures and the restrictions disclosed in the "Transfer Privilege" section. A special interest rate may be offered for this Fixed Account option, which may differ from that offered for the Fixed Account. The available interest rate will always be an effective annual interest rate of at least 3%. This Fixed Account option is used solely in connection with the "dollar cost averaging" privilege (see "Dollar Cost Averaging Privilege").



                         DESCRIPTION OF ANNUITY POLICY

Ten Day Right to Examine Policy


You have ten days after you receive the Policy to decide if you would like to cancel the Policy.


If the Policy does not meet your needs, return it to our Home Office. Within seven days of receipt of the Policy, we will return the Policy Value. When the Policy is issued as an IRA and canceled within seven days, we will return all premiums if the premiums are greater than the amount otherwise payable.

Premium

Initial Premium


You must submit a complete application and check made payable to us for the initial premium. The following chart outlines the minimum initial premium accepted.

                                                                               Minimum Initial
       Type of Policy                                                         Premium Accepted*
Policy is an IRA...........................................................         $2,000
Policy is not an IRA.......................................................         $5,000
Policy is IRA and PAC agreement** for additional premiums submitted........         $   50
Policy is not an IRA and PAC agreement for additional premiums submitted...         $  100

* We reserve the right to lower or raise the minimum initial premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan."

The application must meet our underwriting standards. The application must be properly completed and accompanied by all the information necessary to process it, including the initial premium. We will normally accept the application and apply the initial Net Premium within two Valuation Days of receipt at our Home Office. However, we may hold the premium for up to five Valuation Days while we attempt to complete the processing of an incomplete application. If this cannot be done within five Valuation Days, we will inform you of the reasons for the delay and immediately return the premium, unless you specifically consent to our keeping the premium until the application is made complete. We will then apply the initial Net Premium within two Valuation Days of when the application is correctly completed.

Additional Premium

You may make additional premium payments at any time during any Annuitant's lifetime and before the Annuity Date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will apply additional Net Premium as of receipt at our Home Office. We will give you a receipt for each additional premium payment.

The following chart outlines the minimum additional premium accepted.


                                                                               Minimum Additional
       Type of Policy                                                          Premium Accepted*
Policy is an IRA...........................................................         $600
Policy is not an IRA.......................................................         $600
Policy is IRA and PAC agreement** for additional premiums submitted........         $ 50
Policy is not an IRA and PAC agreement for additional premiums submitted...         $100

*   We reserve the right to lower or raise the minimum additional premium.
** For more information on PAC agreements, see "Pre-Authorized Check Agreement Plan."

Pre-Authorized Check Agreement Plan

You may choose to have monthly premiums automatically collected from your checking or savings account pursuant to a pre-authorized check agreement plan
(PAC). This plan may be terminated by you or us after 30 days Written Notice, or at any time by us if a payment has not been paid by your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Electronic Data Transmission of Application Information


Subject to regulatory approval, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium. Contact us to find out about availability.

Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to your instructions. We will then send a Policy and verification letter to you to sign.

During the period from receipt of the initial premium until the signed verification letter is received, no financial transactions may be executed under the Policy, unless you request such transactions in writing and provide a signature guarantee.

Net Premium Allocation

You elect in your application how you want your initial Net Premium to be allocated among the Sub-Accounts and the Fixed Account. Any additional Net Premium will be allocated in the same manner unless, at the time of payment, we have received your Written Notice to the contrary.

We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request that all or part of a premium be allocated to a Sub-Account or underlying Portfolio that is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.

Cash Surrender Value

The Cash Surrender Value is the Policy Value less any applicable surrender charge and Annual Administration Charge.

Policy Value

The Policy Value is the sum of the Variable Account value and the Fixed Account value.

Variable Account Value

To calculate the Variable Account value before the Annuity Date, multiply (a) by
(b), where:

a)  is the number of Units credited to the Policy for each Sub-Account; and
b)  is the current Unit Value of these Units.

Units

We credit Net Premium in the form of Units. The number of Units credited to the Policy for each Sub-Account is (a) divided by (b), where:

a)  is the Net Premium allocated to that Sub-Account; and
b) is the Unit Value for that Sub-Account (at the end of the Valuation Period during which we receive the premium).

We will credit Units for the initial Net Premium on the Effective Date of the Policy. We will adjust the Units for any transfers in or out of a Sub-Account, including any transfer processing fee.

We will cancel the appropriate number of Units based on the Unit Value at the end of the Valuation Period in which any of the following occurs:

 . the Annual Administration Charge is assessed;
 . the date  we receive and file  your Written Notice for a partial withdrawal or surrender;
 . the date of a systematic withdrawal;
 . the Annuity Date; or
 . the date  we receive Due Proof of  your death or the Last Surviving
  Annuitant's death.

Unit Value

The Unit Value for each Sub-Account's first Valuation Period is generally set at $10, except the Cash Management Sub-Account is set at $1. After that, the Unit Value is determined by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period.

The Unit Value for a Valuation Period applies to each day in that period. The Unit Value may increase or decrease from one Valuation Period to the next.

Net Investment Factor

The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a Net Investment Factor, which may be greater than or less than 1.

The Net Investment Factor for each Sub-Account for a Valuation Period equals 1 plus the rate of return earned by the Portfolio in which the Sub-Account you selected invests, adjusted for taxes charged or credited to the Sub-Account, the mortality and expense risk charge, and the daily administration fee.

To find the rate of return of each Portfolio in which the Sub-Accounts invest, divide (a) by (b) where:

  (a) is the net investment income and net gains, realized and unrealized, credited during the current Valuation Period; and
  (b) is the value of the net assets of the relevant Portfolio at the end of the preceding Valuation Period, adjusted for the net capital transactions and dividends declared during the current Valuation Period.

Transfers

Transfer Privilege

You may transfer all or a part of an amount in a Sub-Account(s) to another Sub-Account(s) or to the Fixed Account. You also can transfer an amount in the Fixed Account to a Sub-Account(s). Transfers are subject to the following restrictions:

  1. the Company's minimum transfer amount, currently $250; and

  2. a transfer request that would reduce the amount in that Sub-Account or the Fixed Account below $500 will be treated as a transfer request for the entire amount in that Sub-Account or the Fixed Account.



We cannot guarantee that a Sub-Account or shares of a Portfolio will always be available. If you request an amount in a Sub-Account or the Fixed Account be transferred to a Sub-Account at a time when the Sub-Account or underlying Portfolio is unavailable, we will not process your transfer request. This request will not be counted as a transfer for purposes of determining the number of free transfers executed in a year. The Company reserves the right to change its minimum transfer amount requirements.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Sub-Accounts. If a pattern of excessive trading by a Policyowner or the Policyowner's agent develops, we reserve the right not to process the transfer request. If your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

Telephone Transfer Privilege

We can process your transfer request by phone if you have completed our administrative form . The authorization will remain effective until we receive your written revocation or we discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording telephone calls and obtaining personal security codes and policy number before effecting any transfers.

We can not accept or process transfer requests left on our voice mail system, although transfers through our Intouch(R) Voice Response System are acceptable.

Intouch(R) Voice Response System

The Intouch Voice Response System is our interactive voice response system which you can access through your touch tone telephone. Use of this service allows you to:

 .   obtain current Sub-Account balances;
 .   obtain current Policy and Unit Values;

 .   obtain the current Fixed Account interest rate;
 .   change  your Sub-Account allocation; and

 .   effect transfers between Sub-Accounts or to the Fixed Account

Your Policy number and Personal Identification Number, issued by us to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch Voice Response System, you will not be assessed a transfer processing fee regardless of the number of transfers made per Policy Year.

Dollar Cost Averaging Privilege

You may choose to automatically transfer specified amounts from any Sub-Account or the Fixed Account (either one a disbursement account) to any other Sub-Account(s) or the Fixed Account on a periodic basis. Transfers are subject to our administrative procedures and the restrictions in "Transfer Privilege." This privilege is intended to allow you to utilize "Dollar Cost Averaging" (DCA), a long-term investment method which provides for regular, level investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss. You should first discuss this (as you would all other investment strategies) with your registered representative.

To initiate DCA, we must receive your Written Notice on our form. Once elected, transfers will be processed until one of the following occurs:

 . the entire value of the Sub-Account or the  Fixed Account is completely depleted; or
 . We receive your written revocation of such monthly transfers; or . We discontinue this privilege.

We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days Written Notice to you.

This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Fixed Account. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request, (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or the Fixed Account. The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging.

Payment of Proceeds

Proceeds

Proceeds means the amount we will pay when the first of the following events occurs:

 . the Annuity Date;
 . the Policy is surrendered;
 . We receive Due Proof of Death of any Owner;
 . We receive Due Proof of Death of the Last Surviving Annuitant.

If death occurs prior to the Annuity Date, proceeds are paid in one of the following ways:

 . lump sum;
 . within 5 years of the Owner's death, as required by federal tax laws (see
  "Proceeds on Death of Any Owner"); or
 . by a mutually agreed upon payment option. See "Election of Options."

The Policy ends when  we pay the proceeds.

For any annuity benefit with payments of five years or more, such annuity benefits at the time the Policy Value is applied under a payment option will not be less than those that would be provided by the application of an amount to purchase any single premium immediate annuity policy offered by us at the time to the same class of Annuitants. Such amount shall be the greater of the Cash Surrender Value or 95% of what the Cash Surrender Value would be if there was no surrender charge.

We will deduct any applicable premium tax from the proceeds, unless we deducted the tax from the premiums when paid.

The payment of proceeds will have federal income tax consequences. See "FEDERAL TAX STATUS."

Proceeds on Annuity Date

If Payment Option 1 is in effect on the Annuity Date, we will pay the Policy Value. See "Payment Options."

You may annuitize at any time, and may change the Annuity Date, subject to these limitations:

  1. We must receive your Written Notice at our Home Office at least 30 days before the current Annuity Date;
  2. The requested Annuity Date must be a date that is at least 30 days after we receive your Written Notice; and

  3. The requested Annuity Date may be no later than the first day of the month after any Annuitant's 100th birthday (or earlier as required by law).

The proceeds paid will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday (or earlier as required by law).

Proceeds on Surrender

If you surrender the Policy, we will pay the Cash Surrender Value. The Cash Surrender Value will be determined on the date we receive your Written Notice for surrender and your Policy at our Home Office.

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. See "Payment Options." The Policy ends when we pay the Cash Surrender Value. You may avoid a surrender charge by electing to apply the Policy Value under Payment Option 1. See "Proceeds on Annuity Date."

Surrender proceeds may be subject to federal income tax, including a penalty tax. See "FEDERAL TAX STATUS."

Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)

If the Last Surviving Annuitant dies before the Policy Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit.

The Death Benefit is the greatest of:

1. the premiums paid, less any partial withdrawals, surrender charges and incurred taxes;
2.  the Policy Value on the date  we receive Due Proof of Death; or
3. the greatest Policy Value on any Policy Anniversary occurring before both the date the Last Surviving Annuitant attained age 81 and the date we receive Due Proof of the Annuitant's death. This value will be adjusted for any partial withdrawals, surrender charges, incurred taxes, and premiums paid that occur after such Policy Anniversary.

If on the date the Policy was issued any Annuitant was attained age 81 or older, the Death Benefit is the Policy Value on the date we receive Due Proof of Death.

If you are the Last Surviving Annuitant who dies before the Annuity Date, the Death Benefit proceeds must be distributed pursuant to the rules set forth below in "Proceeds on Death of Any Owner."


The Death Benefit may  be taxable.  See "FEDERAL TAX STATUS."

Proceeds on Death of Any Owner

If any Policyowner dies before the Annuity Date, the following rules apply:

 . If you (the deceased Policyowner) were not the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Policy Value as of the date we receive Due Proof of your death.

 . If you were the Last Surviving Annuitant and we receive Due Proof of your death before the Annuity Date, we will pay the Beneficiary the Death Benefit described in "Proceeds on the Death of Last Surviving Annuitant Before Annuity Date."

 . As required by federal tax law, regardless of whether you were the Annuitant, the entire interest in the Policy will be distributed to the Beneficiary:

a)  within five years of  your death; or
b) over the life of the Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, with payments beginning within one year of your death.

However, if your spouse is the Beneficiary the Policy may be continued. If this occurs and you were the only Annuitant, your spouse will become the Annuitant.

If any Policyowner dies on or after the Annuity Date but before all proceeds payable under the Policy have been distributed, we will continue payments to the designated payee under the payment option in effect on the date of the deceased Policyowner's death.

If any Policyowner is not an individual, the death or change of any Annuitant will be treated as the death of a Policyowner, and we will pay the Beneficiary the Cash Surrender Value.

This will be construed in a manner consistent with Section 72(s) of the Internal Revenue Code of 1986, as amended. If anything in the Policy conflicts with the foregoing, this Prospectus will control.

Partial Withdrawals

You may withdraw part of the Cash Surrender Value, subject to the following:

1.  the Company's minimum partial withdrawal is currently $250;
2. the maximum partial withdrawal is the amount that would leave a Cash Surrender Value of $2,000; and

3. a partial withdrawal request which would reduce the amount in a Sub-Account or the Fixed Account below $500 will be treated as a request for a full withdrawal of the amount in that Sub-Account or the Fixed Account.

On the date we receive at our Home Office your Written Notice for a partial withdrawal, we will withdraw the partial withdrawal from the Policy Value. We will then deduct any applicable surrender charge from the amount requested for withdrawal. The Company reserves the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain Sub-Accounts or the Fixed Account. If you do not provide this information to us, we will withdraw proportionately from the Sub-Accounts and the Fixed Account in which you are invested. If you do provide this information to us, but the amount in the designated Sub-Accounts and/or the Fixed Account is inadequate to comply with your withdrawal request, we will first withdraw from the specified Sub-Accounts and the Fixed Account. The remaining balance will be withdrawn proportionately from the other Sub-Accounts and the Fixed Account in which you are invested.

Any partial or systematic withdrawal may be included in the Policyowner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax (including a penalty tax equal to 10% of the amount treated as taxable income). The Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "FEDERAL TAX STATUS."

Systematic Withdrawal Privilege

You may elect to use the Systematic Withdrawal Privilege (SWP) to withdraw a fixed-level amount from the Sub-Account(s) and the Fixed Account on a monthly, quarterly, semi-annual or annual basis, beginning 30 days after the Effective Date, if:

 . We receive  your Written Notice on  our administrative form;
 . the Policy meets a minimum premium, currently $25,000 (if surrender charges apply); and
 . the Policy complies with the "Partial Withdrawals" provision (if surrender charges apply).

If surrender charges are applicable, you may withdraw without incurring a surrender charge the following:

 . 100% of investment earnings in the Variable Account, available at the time the
  SWP is executed/processed
 . 100% of interest earned in the Fixed Account, available at the time the SWP is executed/processed
 . 100% of premiums paid 7 years or more from the date the SWP is executed/processed
 . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years from the date the SWP is executed/processed*
 . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.


If surrender charges are not applicable, the entire Policy is available for systematic withdrawal. Once an amount has been selected for withdrawal, it will remain fixed until the earlier of the next Policy Anniversary or termination of the privilege. A written request to change the withdrawal amount for the following Policy Year must be received no later than 7 days prior to the Policy Anniversary date. The Systematic Withdrawal Privilege will end at the earliest of the date:

 . when the Sub-Account(s) and/or the Fixed Account you specified for those withdrawals have no remaining amount to withdraw;
 . the Cash Surrender Value is reduced to $2,000*;
 . you choose to pay premiums by the pre-authorized check agreement plan;
 . we receive your Written Notice to end this privilege; or . we choose to discontinue this privilege upon 30 days Written Notice to you.

References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. This option is not available on the 29th, 30th or 31st day of each month. The Company reserves the right to change its minimum systematic withdrawal amount requirements or terminate this privilege. There is no charge for this feature.

In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in a Policyowner's gross income and may be subject to penalty taxes.

* If the Cash Surrender Value is reduced to $2,000, your Policy may terminate.

See "Termination."

Seligman Time Horizon Matrix(SM)

You may elect to participate in Seligman Time Horizon Matrix (the Matrix), an asset allocation strategy which will allocate your Policy Value based primarily upon the amount of time you have to reach specific financial goals. The Matrix uses certain predetermined model portfolios, designed by J. & W. Seligman & Co. Incorporated that seek a wide range of financial goals for an investor's specific time horizon. Each J. & W. Seligman & Co. Incorporated model portfolio represents a predetermined allocation of your Policy Value among one or more of the Sub-Accounts. You may also construct your own customized model portfolio.

Under the Matrix, you may elect to periodically rebalance your Policy Value to reflect the J. & W. Seligman & Co. Incorporated model portfolio you have selected or periodically rebalance your Policy Value to reflect your customized model portfolio. Any rebalancing of your Policy Value will be made pursuant to our procedures governing portfolio rebalancing. See "Portfolio Rebalancing" below. You may also choose a J. & W. Seligman & Co. Incorporated model portfolio or create a customized portfolio and elect not to rebalance your Policy Value after the initial allocation of Policy Value under that model portfolio. We make no representation or guarantee that following the Matrix will result in a profit, protect against loss or ensure the achievement of financial goals.

To initiate the Matrix, we must receive your Written Notice on our form. Participation in the Matrix is voluntary and can be modified or discontinued at any time by you in writing on our form. We reserve the right to change our procedures, model portfolios, or to discontinue offering the Matrix upon 30 days Written Notice to you. There is no charge for this feature.

Portfolio Rebalancing

Portfolio rebalancing (Rebalancing) is an investment strategy in which your Policy Value, in the Sub-Accounts only, is reallocated back to its original portfolio allocation. Rebalancing is performed regardless of changes in individual portfolio values from the time of the last rebalancing. It is executed on a quarterly, semi-annual or annual basis. We make no representation or guarantee that rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To initiate Rebalancing, we must receive your Written Notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days Written Notice to you. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Postponement of Payment

We will usually pay any proceeds payable, amounts partially withdrawn, or the Cash Surrender Value within seven calendar days after:

1. we receive your Written Notice for a partial withdrawal or a cash surrender;
2.  the date chosen for any systematic withdrawal; or
3.  we receive Due Proof of  Death of the Owner or the Last Surviving Annuitant.

However, we can postpone the payment of proceeds, amounts withdrawn, the Cash Surrender Value, or the transfer of amounts between Sub-Accounts if:

1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;
2. the SEC permits by an order the postponement for the protection of Policyowners; or
3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If the Cash Surrender Value payable at a surrender, partial withdrawal or in a lump sum on the Annuity Date is not mailed or delivered within ten working days after we receive the documentation necessary to complete the transaction, we will add interest from the date we receive the necessary documentation, unless the amount of such interest is less than $25. The rate of interest we will apply is the rate we pay for dividends on deposit in our whole life insurance portfolio. We guarantee that the interest rate will never be less than 2.5%.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your Written Notice for a withdrawal, surrender or transfer.

Charges Against the Policy, Variable Account, and Fund

Surrender Charge

A surrender charge may be deducted when a partial withdrawal or cash surrender is made in order to at least partially reimburse us for certain expenses relating to the sale of the Policy. These expenses include commissions to registered representatives and other promotional expenses (which are not expected to exceed 6% of premium payments under the policies). A surrender charge may also be applied to the proceeds paid on the Annuity Date, unless Payment Option 1 is chosen.

The amount withdrawn is first taken from any investment earnings in the Variable Account and interest earned in the Fixed Account available at the time the request is made. Then, further amounts withdrawn will be taken from premiums starting with the oldest premium paid.

Withdrawal or surrender of the following will not incur a surrender charge:

 . 100% of investment earnings in the Variable Account
 . 100% of interest earned in the Fixed Account
 . 100% of premiums paid 7 years or more from the date of withdrawal or surrender . 10% of total premiums withdrawn during a Policy Year and paid less than 7 years from the date of withdrawal or surrender*
 . Amounts required to be withdrawn, only as they apply to the Policy and independent of all other qualified retirement assets, pursuant to the minimum required distribution rules under federal tax laws (see "Minimum Distribution Requirements")

* 10% is not cumulative and is first withdrawn from the oldest premium paid.

If a surrender charge does apply, the following percentages will be used to calculate the amount of the charge:

  Policy Years Since Premium Was Paid
  -----------------------------------
  Less than 1  6%
  At least 1, but less than 2                                   6%
  At least 2, but less than 3                                   5%
  At least 3, but less than 4                                   5%
  At least 4, but less than 5                                   4%
  At least 5, but less than 6                                   3%
  At least 6, but less than 7                                   2%
  At least 7  None

Any surrender charge will be deducted from the amount requested for withdrawal or surrender.

Annual Administration Charge

To cover the costs of providing certain administrative services such as maintaining Policy records, communicating with Policyowners, and processing transactions, we deduct an Annual Administration Charge of $30 for the prior Policy Year on each Policy Anniversary. We will also deduct this charge if the Policy is surrendered for its Cash Surrender Value, unless the Policy is surrendered on a Policy Anniversary.

If the Policy Value on the Policy Anniversary is $35,000 or more, we will waive the Annual Administration Charge for the prior Policy Year. We will also waive the Annual Administration Charge if the Policy is a Tax-Sheltered Annuity.

The charge will be assessed proportionately from any Sub-Accounts in which you are invested and the Fixed Account. If the charge is obtained from a Sub-Account(s), we will cancel the appropriate number of Units credited to this Policy based on the

Unit Value at the end of the Valuation Period when the charge is assessed.

Daily Administration Fee

At each Valuation Period, we deduct a daily administration fee at an annual rate of 0.15% from the assets of each Sub-Account of the Variable Account. This daily administration fee relates to other administrative costs under the Policies.

Transfer Processing Fee

There is no limit to the number of transfers that you can make between Sub-Accounts or the Fixed Account. The first 12 transfers during each Policy Year are currently free, although we reserve the right to change this procedure. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy Year. A transfer request, (which includes Written Notices and telephone calls) is considered to be one transfer, regardless of the number of Sub-Accounts affected by the request. The processing fee will be deducted proportionately from the receiving Sub-Account(s) and/or the Fixed Account. The $25 transfer fee is waived when using the Intouch(R) Voice Response System, portfolio rebalancing, and dollar cost averaging. See "Transfers" for the rules concerning transfers.

Mortality and Expense Risk Charge

We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of the Variable Account. This charge:

 . is an annual rate of 1.25% of the average daily value of the net assets in the Variable Account;

 . is assessed during the  accumulation period, but is not charged after the
  Annuity Date;
 . consists of approximately 0.75% to cover the mortality risk and approximately
  0.50% to cover the expense risk; and
 . is guaranteed not to increase for the duration of the Policy.

The mortality risk we assume arises from our obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Policy) for the full life of all Annuitants regardless of how long each may live. This means:

 . Mortality risk is the risk that Annuitants may live for a longer period of time than we estimated when we established our guarantees in the Policy.
 . Each Annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy.
 . The Annuitant will not outlive the funds accumulated for retirement.
 . We guarantee to pay a Death Benefit if the Last Surviving Annuitant dies before the Annuity Date (see "Proceeds on Death of Last Surviving Annuitant Before Annuity Date (The Death Benefit)").
 . No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk we assume is the risk that the surrender charges, Annual Administration Charge, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.

If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to the Company and may be used for distribution expenses. However, if the amounts deducted prove to be insufficient, the loss will be borne by us.

Reduction or Elimination of Surrender Charges and Annual Administration Charges

The amount of surrender charges and/or the Annual Administration Charge may be reduced or eliminated when some or all of the policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. In determining whether to reduce or eliminate such expenses, we will consider certain factors, including:

1. the size and type of group to which the administrative services are to be provided and the sales are to be made. Generally, sales and administrative expenses for a larger group are smaller than for a smaller group because large numbers of sales may result in fewer sales contacts.

2. the total amount of premiums. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.

3. any prior or existing relationship with the Company. Policy sales expenses are likely to be less when there is a prior or existing relationship because there is a likelihood of more sales with fewer sales contacts.

4. the level of commissions paid to selling broker/dealers. For example, certain broker/dealers may offer policies in connection with financial planning programs on a fee for service basis. In view of the financial planning fees, such broker/dealers may elect to receive lower commissions for sales of the policies, thereby reducing the Company's sales expenses.

If it is determined that there will be a reduction or elimination in sales expenses and/or administration expenses, the Company will provide a reduction in the surrender charge and/or the Annual Administration Charge. Such charges may also be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; Canada Life Insurance Company of America; J. & W. Seligman & Co. Incorporated; any selling Broker/Dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge and/or Annual Administration Charge be permitted where such reduction or elimination will be discriminatory to any person.

In addition, if the Policy Value on the Policy Anniversary is $35,000 or more, we will waive the Annual Administration Charge for the prior Policy Year.

Taxes


No premium tax is currently payable under New York law. We reserve the right to deduct any premium taxes payable in respect of future premiums in the event New York law should change.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Sub-Accounts in which You are invested and the Fixed Account.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including:

  1. taxes that are against or attributable to premiums, Policy Values or annuity payments; or

  2. taxes that we incur which are attributable to investment income, capital gains retained as part of our reserves under the policies, or from the establishment or maintenance of the Variable Account.

Other Charges Including Investment Management Fees

Each Portfolio is responsible for all of its operating expenses, which are deducted daily. In addition, the Fund pays J. & W. Seligman & Co. Incorporated (the Manager) fees for investment management services. Fees for investment management services are deducted and paid daily at an annual rate from each Portfolio as a percentage of the average daily net assets of the Portfolio. The Prospectus and Statement of Additional Information for the Fund provides more information concerning the investment advisory fee, other charges assessed against the Portfolio, and the investment advisory services provided to such Portfolios.

Payment Options

The Policy ends when we pay the proceeds on the Annuity Date. We will apply the Policy Value under Payment Option 1 unless you have an election on file at our Home Office to receive another mutually agreed upon payment option (Payment Option 2). The proceeds we will pay will be the Policy Value if paid on the first day of the month after any Annuitant's 100th birthday (or earlier as required by law). See "Proceeds on Annuity Date." We require the surrender of your Policy so that we may issue a supplemental policy for the applicable payment option.

Election of Options

You may elect, revoke or change a payment option at any time before the Annuity Date and while the Annuitant(s) is living. If an election is not in effect at the Last Surviving Annuitant's death, or if payment is to be made in one lump sum under an existing election, the Beneficiary may elect one of the options. This election must be made within one year after the Last Surviving Annuitant's death and before any payment has been made.

An election of an option and any revocation or change must be made in a Written Notice. It must be filed with our Home Office with the written consent of any irrevocable Beneficiary or assignee at least 30 days before the Annuity
Date.

An option may not be elected and we will pay the proceeds in one lump sum if either of the following conditions exist:

  1. the amount to be applied under the option is less than $1,000; or
  2. any periodic payment under the election would be less than $50.

Description of Payment Options

Payment Option 1: Life Income With Payments for 10 Years Certain

We will pay the proceeds in equal amounts each month, quarter, or year during the Annuitant's lifetime or for 10 years, whichever is longer.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

Amount of Payments

The amount of each payment is based upon the interest rate and Policy Value in effect at the time the payment option is elected. If Payment Option 1 is selected, we will determine the amount from the tables in the Policy, which use the Annuitant's age. We will determine age from the nearest birthday at the due date of the first payment.

The amount of each payment will vary according to the frequency of the payments and the length of the guarantee period during which we make the payments.

 . The more frequently the payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments made monthly will be lower than payments made annually.

 . The longer the guarantee period during which payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments guaranteed for twenty years will be lower than payments guaranteed for ten years.

Payment Dates

The payment dates of the options will be calculated from the date on which the proceeds become payable.

Age and Survival of Annuitant

We have the right to require proof of age of the Annuitant(s) before making any payment. When any payment depends on the Annuitant's survival, we will have the right, before making the payment, to require proof satisfactory to us that the Annuitant is alive.

Betterment of Income

The annuity benefits at the time the Policy Value is applied under a payment option will not be less than those that would be provided by the application of an amount defined in the Policy to purchase any single premium annuity policy offered by us at the time to the same class of Annuitants. Such amount will be the greater of the Cash Surrender Value or 95% of what the Cash Surrender Value would be if there was no surrender charge.

Other Policy Provisions

Policyowner

During any Annuitant's lifetime and before the Annuity Date, you have all of the ownership rights and privileges granted by the Policy. If you appoint an irrevocable Beneficiary or assignee, then your rights will be subject to those of that Beneficiary or assignee.

During any Annuitant's lifetime and before the Annuity Date, you may also name, change or revoke a Policyowner(s), Beneficiary(ies), or Annuitant(s) by giving us Written Notice. Any change of Policyowner(s) or Annuitant(s) must be approved by us.

A change of any Policyowner may result in resetting the Death Benefit to an amount equal to the Policy Value as of the date of the change.

With respect to Qualified Policies generally, however:

 .   the  Policy may not be assigned (other than to us);
 .   Joint Ownership is not permitted; and
 .   the Policyowner or plan participant must be the Annuitant.

Beneficiary

We will pay the Beneficiary any proceeds payable on your death or the death of the Last Surviving Annuitant. During any Annuitant's lifetime and before the Annuity Date, you may name and change one or more beneficiaries by giving us Written Notice. However, we will require Written Notice from any irrevocable Beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the Beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving Beneficiary(ies) equally. If no Beneficiary is living when you or the Last Surviving Annuitant dies, or if none has been appointed, the proceeds will be paid to you or your estate.

Termination

We may pay you the Cash Surrender Value and terminate the Policy if before the Annuity Date all of these events simultaneously exist:

  1. you have not paid any premiums for at least two years;
  2. the Policy Value is less than $2,000; and
  3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice unless we receive an additional premium before such date. This additional premium must be at least the minimum amount specified in "Additional Premium."

Qualified Policies may be subject to distribution restrictions. See "FEDERAL TAX STATUS."

Written Notice

Written Notice must be signed and dated by you. It must be of a form and content acceptable to us. Your Written Notice will not be effective until we receive and file it. However, any change provided in your Written Notice will be effective as of the date you signed the Written Notice:

1. subject to any payments or other actions we take prior to receiving and filing your Written Notice; and
2. whether or not you or the Last Surviving Annuitant are alive when we receive and file your Written Notice.

Periodic Reports

We will mail  you a report showing the following items about  your Policy:

1.  the number of Units credited to the Policy and the dollar value of a Unit;
2.  the Policy Value;
3.  any premiums paid, withdrawals, and charges made since the last report; and
4.  any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you:

1.  at least annually, or more often as required by law; and
2.  to your last address known to us.

Assignment

You may assign a Nonqualified Policy or an interest in it at any time before the Annuity Date and during any Annuitant's lifetime. Your rights and the rights of any Beneficiary will be affected by an assignment. An assignment must be in a Written Notice acceptable to us. It will not be binding on us until we receive and file it at our Home Office. We are not responsible for the validity of any assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the Policyowner. See "Transfers, Assignment or Exchanges of a Policy."

Modification

Upon notice to you, we may modify the Policy, but only if such modification:

  1. is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject;
     or
  2. is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
  3. is necessary to reflect a change in the operation of the Variable Accounts; or
  4. provides additional Variable Account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the Policy.

Notification of Death

The death of the Annuitant(s) and/or the Owner(s) must be reported to us immediately, and we will require Due Proof of Death. We will pay the proceeds based upon the date we receive the Due Proof of Death. In the case of death after the Annuity Date, we are entitled to immediately recover, and are not responsible for, any mispayments made because of a failure to notify us of any such death.


                            YIELDS AND TOTAL RETURNS
Yields

From time to time, we may advertise yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance. Each Sub-Account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding Portfolios of the Fund. The Fund's performance reflects the Fund's expenses. See the attached prospectus for the Fund for more information.

The yield of the Cash Management Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Cash Management Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

Standardized Average Annual Total Return. The standardized average annual total return quotations of a Sub-Account represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which standardized average annual total return quotations are provided. Standardized average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning of the measuring period to the end of that period, 1, 5 and 10 years or since the inception of the Sub-Account. Standardized average annual total return reflects all historic investment results, less all charges and deductions applied against the Sub-Account (including any surrender charge that would apply if a Policyowner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

Other Total Returns. We may, in addition, advertise performance information computed on a different basis.

   1) NonStandardized Average Annual Total Return. We may present non-standardized average annual total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.

   2) Adjusted Historic Fund Average Annual Total Return. We may present nonstandardized "adjusted" average annual total returns for the Fund since its inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Sub-Account had been in existence during that time.

Industry Comparison

We may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general. We may also compare the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. (Lipper) and the Variable Annuity Research Data Service (VARDS) are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.


                                  TAX DEFERRAL

Under current tax laws any increase in Policy Value is generally not taxable to you or an Annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS." This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from Sub-Account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying Portfolio of the Fund is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

Introduction

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity Policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present federal income tax laws. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Policy may be purchased on a nonqualified tax basis (Nonqualified Policy) or purchased and used in connection with plans qualifying for favorable tax treatment (Qualified Policy). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Policy, or annuity payments, and on the economic benefit to the Policyowner, an Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special federal income tax treatment.

The Company's Tax Status

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance company under Subchapter L of the Code.

At the present time, we make no charge for any federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

Tax Status of the Policy

Diversification Requirements

Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the policy to qualify as an annuity policy under
Section 72 of the Code. The Variable Account, through each Portfolio of the Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over the Fund in which the Variable Account invests, we believe that each Portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the policy will be treated as an annuity under the Code.

Policyowner Control

In certain circumstances, variable annuity policyowners may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the policyowner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner of the Policy has the choice of more subdivisions to which to allocate premiums and Policy Values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.

Required Distributions

In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any Policyowner dies on or after the Annuity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Policyowner's death; and (b) if any Policyowner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of the Policyowner's death. These requirements will be considered satisfied as to any portion of the Policyowner's interest which is payable to or for the benefit of a "Designated Beneficiary" and which is distributed over the life of such "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Policyowner's death. The Policyowner's "Designated Beneficiary" is the person designated by such Policyowner as a Beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the Policyowner's "Designated Beneficiary" is the surviving spouse of the Policyowner, the Policy may be continued with the surviving spouse as the new Policyowner.

The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies. See "Minimum Distribution Requirements."

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes.

Taxation of Annuities

In General

Section 72 of the Code governs taxation of annuities in general. We believe that a Policyowner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawals and surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract's accumulation value over the Policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective Policyowner that is not a natural person may wish to discuss these with a tax adviser.

The following discussion generally applies to policies owned by natural persons.

Withdrawals/Distributions

In the case of a distribution under a Qualified Policy (other than a Policy issued in connection with a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy, reduced by the amount of any prior distribution which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.

In the case of a withdrawal/distribution (e.g., surrender, partial withdrawal or systematic withdrawal) under a Nonqualified Policy before the Annuity Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

Annuity Payments

Although tax consequences may vary depending on the annuity option elected under an annuity contract, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Policy because of the death of a Policyowner or the Last Surviving Annuitant. Generally, such amounts are includable in the income of the recipient as follows:

1. if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy; or
2. if distributed under a payment option, they are taxed in the same manner as annuity payments.

For these purposes, the investment in the contract is not affected by a Policyowner or Annuitant's death. That is the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

Penalty Tax on Certain Withdrawals

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

  1. made on or after the taxpayer reaches age 59 1/2;
  2. made on or after the death of a Policyowner (or if the Policyowner is not an individual, the death of the primary Annuitant);
  3. attributable to the Policyowner becoming disabled;
  4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and Beneficiary;
  5. made under an annuity Policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
  6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions and other circumstances.

Transfers, Assignments, or Exchanges of a Policy

A transfer of ownership, the designation of an Annuitant or other Beneficiary who is not also the Policyowner, the designation of certain annuity starting dates, or the exchange of a Policy may result in certain tax consequences to the Policyowner that are not discussed herein. A Policyowner contemplating any such transfer, assignment, designation, or exchange of a Policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

Withholding

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from Section 401(a) plans ,
Section 401(k) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions of employee elective contributions under 401(k) and 403(b) plans, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Multiple Policies

Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after June 21, 1988 that are issued by us (or our affiliates) to the same owner during any calendar year as one annuity Policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Policyowner should consult a tax adviser before purchasing more than one annuity contract.

Possible Tax Changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Polices could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

Taxation of Qualified Plans

The Policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Policies with the various types of qualified retirement plans. Policyowners, the Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Policies. Policyowners are responsible for determining that contributions, distributions and other transactions with respect to the Policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a Policy. We will amend the Policy as instructed to conform it to the applicable legal requirements for such plan.

Individual Retirement Annuities and Simplified Employee Pensions (SEP/IRAs)

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Policy for use with IRAs may be subject to special disclosure requirements of the Internal Revenue Service.

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the Policy in connection with such plans should seek advice.

Purchasers of a Policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek advice as to the suitability of the Policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a Death Benefit provision such as the provision in the Policy comports with IRA qualification requirements.

SIMPLE Individual Retirement Annuities

Certain small employers may establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH Individual Retirement Annuities

Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10 percent penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) and/or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Minimum Distribution Requirements

The Code requires that minimum distributions from an IRA begin no later than April 1 of the year following the year in which the Policyowner attains age
70 1/2. Failure to do so results in a federal tax penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the minimum distribution requirement (MDR) only for funds invested in this Policy and subject to our administrative guidelines, including but not limited to a minimum withdrawal amount of $250. Surrender charges are not applied against required minimum distributions.

As an administrative practice, we will calculate and distribute an amount from an IRA using the method contained in the Code's minimum distribution requirements. The annual distribution is determined by dividing the prior December 31st value for the Policy by a life expectancy factor. The factor will be based on either your life or the life expectancies of your life and your

Designated Beneficiary, as directed by you, and based on tables found in the IRS' regulations. Factors are redetermined for each year's distribution. The value of the Policy to be used in this calculation is the Policy Value on the December 31st prior to the year for which each subsequent payment is made. The life expectancy factor is determined by using the appropriate IRS chart based on one of the following circumstances:

  1. your life expectancy (Single Life Expectancy);
  2. joint life expectancy between you and your Designated Beneficiary (Joint Life and Last Survivor Expectancy); or
  3. your life expectancy and a non-spouse Beneficiary more than 10 years younger than you (Minimum Distribution Incidental Benefit
     Requirement).

No minimum distributions are required from a Roth IRA during your life, although upon your death certain distribution requirements apply.

The Code Minimum Distribution Requirements also apply to distributions from qualified plans other than IRAs. For qualified plans under Sections 401(a), 401(k), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age
70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5% Owner" (as defined in the Code), distributions generally must begin no later than the date described in (i). You are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.

Corporate And Self-Employed (H.R.10 and Keogh) Pension And Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the Policy in connection with such plans should seek advice.

The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans

Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. Except for governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.

Tax-Sheltered Annuity Plans

Section 403(b) of the Code permits public school systems and certain tax exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Under Code requirements, Section 403(b) annuities generally may not permit distribution of:
1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.

Other Tax Consequences

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

As noted above, the foregoing comments about the federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.



                            DISTRIBUTION OF POLICIES

Canada Life of America Financial Services, Inc. (CLAFS) acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies for the Variable Account. CLAFS is a wholly-owned subsidiary of Canada Life Insurance Company of America and an affiliate of our Company. CLAFS, a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (1934 Act) as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). CLAFS' principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the Policies will be made by registered representatives of broker/dealers registered under the 1934 Act and authorized by CLAFS to sell the Policies. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable annuity policies. CLAFS and our Company have entered into a promotional agent (distribution) agreement with Seligman Advisors, Inc. (Seligman Advisors). Seligman Advisors is a broker/dealer registered with the SEC under the 1934 Act and is a member of the NASD. Under the promotional agent distribution agreement, Seligman Advisors will recruit and provide sales training and licensing assistance to such registered representatives. In addition, Seligman Advisors will prepare sales and promotional materials for the Policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts which, under normal circumstances, is not expected to exceed 6.5% of premium payments under the Policies. We or Seligman Advisors may from time to time pay additional compensation pursuant to promotional contracts. In some circumstances, Seligman Advisors may provide reimbursement of certain sales and marketing expenses. CLAFS will pay the promotional agent a fee for providing marketing support for the distribution of the contracts.

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering.


                               LEGAL PROCEEDINGS

Certain affiliates of the Company, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


                                 VOTING RIGHTS

To the extent deemed to be required by law and as described in the prospectus for the Fund, portfolio shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so.

The number of votes which are available to you will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which the Variable Account value is allocated. You only have voting interest prior to the Annuity Date.

The number of votes of a Portfolio which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Fund shares as to which no timely instructions are received and shares held by us in a Sub-Account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Portfolios.


                  INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Canada Life Insurance Company of New York is a member of the Insurance Marketplace Standards Association (IMSA) and as such may include the IMSA logo and information about IMSA membership in its advertisements and sales literature. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.


                              FINANCIAL STATEMENTS

Our balance sheets as of December 31, 1999 and 1998 , and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statement of net assets as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.

The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                  DEFINITIONS



Annuitant(s): Any natural person(s) whose life is used to determine the duration of any payments made under a payment option involving a life contingency. The term Annuitant(s) also includes any Joint Annuitant(s), a term used solely to refer to more than one Annuitant. There is no other distinction between the terms Annuitant(s) and Joint Annuitant(s). A Joint Annuitant is not allowed under a Qualified Policy and any designation of a Joint Annuitant under a Qualified Policy will be of no effect.

Annuity Date: The date when the proceeds will be paid under an annuity payment option or on the first day of the month after any Annuitant reaches age 100 (or earlier as required by law), whichever occurs first.

Beneficiary(ies): The person(s) to whom we will pay the proceeds payable on your death or on the death of the Last Surviving Annuitant.

Cash Surrender Value: The Policy Value less any applicable surrender charge and Annual Administration Charge.

Due Proof of Death: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.

Effective Date: The date we accept your completed application and apply your initial premium.

Fixed Account: Part of our general account that provides a Guaranteed Interest Rate . This account is not part of and does not depend on the investment performance of the Variable Account.

Guarantee Amount: Before the Annuity Date, the amount equal to that part of any Net Premium allocated to, or Policy Value transferred to, the Fixed Account (including interest) less any withdrawals (including any applicable surrender charges and premium tax charges) or transfers.



Guaranteed Interest Rate: The applicable effective annual rate of interest that we will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.


Home Office: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.

Last Surviving Annuitant(s): The Annuitant(s) or Joint Annuitant(s) that survives the other.

Net Premium: The premium(s) paid less any premium tax deducted in the year the premium is paid.

Nonqualified Policy: A Policy that is not a "qualified" Policy under the Internal Revenue Code of 1986, as amended (Code).

Owner(s): The individual(s), trust(s), corporation(s), or any other entity(ies) entitled to exercise ownership rights and privileges under the Policy. The term Owner(s) also includes any Joint Owner(s), a term used solely for the purpose of referring to more than one Owner. There is no other distinction between the terms Owner(s) and Joint Owner(s).

Policy: The flexible premium variable deferred annuity Policy offered by this Prospectus.

Policy Value: The sum of the Variable Account value and the Fixed Account value.

Policy Date: The date the Policy goes into effect.

Policy Years, Months, and Anniversaries: Starts on the same month and day as the Policy Date.

Qualified Policy: A Policy issued in connection with plans that receive special federal income tax treatment under Sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code.

Unit: A measurement used in the determination of the Policy's Variable Account value before the Annuity Date.

Valuation Day: Each day the New York Stock Exchange is open for trading.

Valuation Period: The period beginning at the close of business on a Valuation Day and ending at the close of business on the next succeeding Valuation Day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).

            STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS..............   3
  Contract................................   3
  Incontestability........................   3
  Misstatement of Age or Sex..............   3
  Currency................................   3
  Place of Payment........................   3
  Non-Participation.......................   3
  Our Consent.............................   3

PRINCIPAL UNDERWRITER.....................   4

CALCULATION OF YIELDS AND TOTAL RETURNS...   4
  Cash Management Yields..................   4
  Other Sub-Account Yields................   5
  Total Returns...........................   6
      A. Standardized "Average Annual
         Total Returns" ..................   6
      B. Nonstandardized "Average
         Annual Total Returns"............   9
      C. Adjusted Historic Fund
         Performance......................   11
  Effect of the Annual Administration
  Charge on Performance Data..............   13

SAFEKEEPING OF ACCOUNT ASSETS.............   13

STATE REGULATION..........................   13

RECORDS AND REPORTS.......................   13

LEGAL MATTERS.............................   13

EXPERTS...................................   14

OTHER INFORMATION.........................   14

FINANCIAL STATEMENTS......................   14

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION



     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the "Financial Statements" section of the Statement of Additional Information.

     The table below sets forth certain information for the period from commencement of business operations through December 31, 1999. We do not provide Accumulation Unit Values for any date prior to the inception of the Variable Account.

     As of December 31, 1999, the Large-Cap Growth Sub-Account had not commenced operations. Accordingly, condensed financial information is not available for this Sub-Account.

Accumulation Unit Value
-----------------------
                                                As of              As of              As of              As of              As of
Sub-Account                                    12/31/99           12/31/98           12/31/97           12/31/96          Inception
-----------                                    ---------          ---------          ---------          ---------         ---------
Bond*                                          $   16.41          $   17.43          $   16.33          $   15.22            $15.40
Capital*                                       $   56.13          $   37.12          $   30.81          $   25.79            $22.63
Cash Management*                               $    1.50          $    1.45          $    1.40          $    1.34            $ 1.30
Common Stock*                                  $   44.74          $   40.10          $   32.75          $   27.42            $23.44
Communications and Information*                $   45.02          $   24.57          $   18.26          $   15.17            $13.61
Frontier*                                      $   21.58          $   18.77          $   19.32          $   16.86            $17.32
Global Growth**                                $   19.62          $   13.05          $   10.88          $    9.82            $10.00
Global Smaller Companies*                      $   18.84          $   14.89          $   14.17          $   13.91            $14.16
Global Technology**                            $   35.26          $   16.34          $   12.11          $   10.29            $10.00
High-Yield Bond*                               $   13.25          $   13.54          $   13.59          $   11.99            $11.21
Income*                                        $   23.12          $   22.79          $   21.45          $   19.11            $18.40
International Growth*                          $   19.79          $   15.84          $   13.87          $   13.00            $12.35
Large-Cap Value***                             $    9.47          $    9.88                  -                  -                 -
Small-Cap Value***                             $   10.97          $    8.22                  -                  -                 -

Number of Units Outstanding
At End of Period
----------------
                                                As of               As of           As of             As of
                                               12/31/99           12/31/98         12/31/97         12/31/96
Sub-Account                                    --------           --------         --------         --------
-----------
Bond*                                              5,447             10,846           11,449             1,008
Capital*                                          15,112             15,326           13,870             4,295
Cash Management*                                 415,242            372,238           80,615           107,526
Common Stock*                                     21,455             24,351           24,355             7,651
Communications and Information*                  121,251            107,766           53,475            13,615
Frontier*                                         28,732             54,057           39,062            20,321
Global Growth**                                   26,593             30,195           23,053             2,878
Global Smaller Companies*                         41,612             46,911           48,900            23,204
Global Technology**                               24,575             15,022            6,972             3,596
High-Yield Bond*                                 138,707             83,085           55,396            10,064
Income*                                           16,223             16,571            9,543             4,576
International Growth*                              9,121             10,161            8,667             2,363
Large-Cap Value***                                15,741             10,597                -                 -
Small-Cap Value***                                13,846             15,675                -                 -


*   Commenced operations 1/28/96.
**  Commenced operations 5/1/96.

*** The Accumulation Unit Values for the Large-Cap Value and Small-Cap
Value Sub-Accounts' first Valuation Period were set at $10.00. Since these Sub-Accounts commenced operations May 1, 1998, there were no Accumulation Unit Values or Outstanding Units to report at or prior to December 31, 1997.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
         HOME OFFICE: 410 Saw Mill River Road, Ardsley, New York 10502
                             PHONE: (914) 693-2300


-------------------------------------------------------------------------------

                                  TRILLIUM(R)

                      STATEMENT OF ADDITIONAL INFORMATION
               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
               -----------------------
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY


-------------------------------------------------------------------------------

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of New York. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and Seligman Portfolios, Inc. (the Fund). The Prospectus is dated the same date as this Statement of Additional Information. You may obtain the Prospectus by writing or calling us at our address or phone number shown above.

     The date of this Statement of Additional Information is May 1, 2000.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS.....................................................................   3
     Contract....................................................................................   3
     Incontestability............................................................................   3
     Misstatement Of Age or Sex..................................................................   3
     Currency....................................................................................   3
     Place Of Payment............................................................................   3
     Non-Participation...........................................................................   3
     Our Consent.................................................................................   3
PRINCIPAL UNDERWRITER............................................................................   4
CALCULATION OF YIELDS AND TOTAL RETURNS..........................................................   4
     Cash Management Yields......................................................................   4
     Other Sub-Account Yields....................................................................   5
     Total Returns...............................................................................   6
          A.  Standardized "Average Annual Total Returns"........................................   6
          B.  Nonstandardized "Average Annual Total Returns".....................................   9
          C. Adjusted Historic Fund Average Annual Total Returns.................................  11
     Effect of the Annual Administration Charge on Performance Data..............................  15
SAFEKEEPING OF ACCOUNT ASSETS....................................................................  15
STATE REGULATION.................................................................................  15
RECORDS AND REPORTS..............................................................................  15
LEGAL MATTERS....................................................................................  15
EXPERTS..........................................................................................  16
OTHER INFORMATION................................................................................  16
FINANCIAL STATEMENTS.............................................................................  16

                          ADDITIONAL POLICY PROVISIONS

Contract

The entire contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

Incontestability

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

Misstatement Of Age or Sex

If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

Currency

All amounts payable under the Policy will be paid in United States currency.

Place Of Payment

All amounts payable by us will be payable at our Home Office at the address shown on page one of this Statement of Additional Information.

Non-Participation

The Policy is not eligible for dividends and will not participate in our divisible surplus.

Our Consent

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.

                             PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of New York (CLNY), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous, and CLNY does not anticipate discontinuing the offering of the Policies. However, CLNY does reserve the right to discontinue the offering of the Policies.

CLAFS  received $166,107 in 1999, $191,518 in 1998, and $261,697 in 1997 as
commissions for serving as principal underwriter of the variable annuity Policies and other variable annuity policies issued by Canada Life Insurance Company of New York. CLAFS did not retain any commissions in 1999, 1998 or 1997.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

Cash Management Yields

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Cash Management Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Cash Management Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

                                      Current Yield = ((NCS-ES)/UV) X (365/7)

    Where:

    NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

    ES  =   per unit expenses of the Sub-Account for the 7 day period.
    UV  =   the unit value on the first day of the 7 day period.

The current yield for the 7 day period ended December 31, 1999 was 2.28%.


We may also quote the effective yield of the Cash Management Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                                                         365/7
                                 Effective Yield = (1+((NCS-ES)/UV)) -  1
    Where:

    NCS   =       the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and
                  unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period
                  attributable to a hypothetical account having a balance of 1
                  Sub-Account unit.
    ES    =       per unit expenses of the Sub-Account for the 7 day period.
    UV    =       the unit value for the first day of the 7 day period.


The effective yield for the 7 day period ended December 31, 1999 was 2.30%.


Because of the charges and deductions imposed under the Policy, the yield for the Cash Management Sub-Account will be lower than the yield for the Cash Management Portfolio.

The yields on amounts held in the Cash Management Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Cash Management Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Cash Management Portfolio, the types and quality of portfolio securities held by the Cash Management Portfolio of the Fund, and the Cash Management Portfolio's operating expenses.


Other Sub-Account Yields

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Sub-Accounts (except the Cash Management Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                                                  6
                Yield = 2 x ((((NI-ES)/(U x UV)) + 1) -1)
     Where:

     NI    =      net income of the Portfolio for the 30 day or one month period attributable to the Sub-Account's units.

     ES    =      expenses of the Sub-Account for the 30 day or one month
                  period.

     U     =      the average number of units outstanding.

     UV    =      the unit value at the close (highest) of the last day in the
                  30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the Prospectus.

Total Returns

A.  Standardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total returns for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:


                                             1/N
                         TR = ((ERV/P)      )    -  1
     Where:

     TR     =         the standardized average annual total return net of Sub-
                      Account recurring charges.

     ERV    =         the ending redeemable value of the hypothetical account at the end of the period.

     P      =         a hypothetical initial payment of $1,000.

     N      =         the number of years in the period.


The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.

Standardized average annual total returns for the period ending December 31, 1999 are shown on the following page. As of December 31, 1999, the Large-Cap Growth Sub-Account had not commenced operations. Accordingly, standardized average annual total returns for the period ending December 31, 1999 are not available for this Sub-Account.

Standardized average annual total returns for the periods shown below were:



                                      1 Year Return    5 Year Return   From Sub-Account         Sub-Account
                                       Year Ended       Year Ended      Inception Date           Inception
          Sub-Account                   12/31/99         12/31/99        To 12/31/99               Date
          -----------                   --------         --------        -----------               ----
Bond                                        (11.28)%        *                0.33%             01/28/96

Capital                                       45.71%        *               24.78%             01/28/96

Cash Management                              (1.86)%        *                2.68%             01/28/96

Common Stock                                   6.09%        *               16.66%             01/28/96

Communications and Information                77.73%        *               34.74%             01/28/96
Frontier                                       9.49%        *               11.46%             01/28/96

Global Growth                                 44.88%        *               19.34%             05/01/96

Global Smaller Companies                      21.07%        *               10.58%             01/28/96

Global Technology                            110.25%        *               40.42%             05/01/96

High-Yield Bond                              (7.60)%        *                4.00%             01/28/96

Income                                       (4.03)%        *                4.79%             01/28/96

International  Growth                         19.40%        *               11.49%             01/28/96

Large-Cap Value                              (9.59)%        *              (6.61)%             05/01/98

Small-Cap Value                               27.90%        *                2.46%             05/01/98

* These Sub-Accounts have not been in operation five years as of December 31, 1999, and accordingly, no five year standardized average annual total return is available.

B.  Nonstandardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed.

Nonstandardized average annual total returns for the period ending December 31, 1999 are shown on the following page. As of December 31, 1999, the Large-Cap Growth Sub-Account had not commenced operations. Accordingly, nonstandardized average annual total returns for the period ending December 31, 1999 are not available for this Sub-Account.

Nonstandardized average annual total returns for the periods shown below were:


                                        1 Year      5 Year Return   From Sub-Account
                                      Year Ended     Year Ended      Inception Date        Sub-Account
Sub-Account                             12/31/99      12/31/99        to  12/31/99        Inception Date
-----------------------------------     --------      ---------     ----------------      --------------
Bond                                      (5.88)%        *                     1.45%             01/28/96
                                        --------                              ------
  Capital                                  51.11%        *                    25.38%             01/28/96
                                        --------                              ------
  Cash Management                           3.54%        *                     3.72%             01/28/96
                                        --------                              ------
  Common Stock                             11.49%        *                    17.39%             01/28/96
                                        --------                              ------
Communications and Information             83.13%        *                    35.09%             01/28/96
                                        --------                              ------
  Frontier                                 14.89%        *                    12.06%             01/28/96
                                        --------                              ------
  Global Growth                            50.28%        *                    20.10%             05/01/96
                                        --------                              ------
Global Smaller Companies                   26.47%        *                    11.43%             01/28/96
                                        --------                              ------
  Global Technology                       115.65%        *                    40.92%             05/01/96
                                        --------                              ------
High-Yield Bond                           (2.20)%        *                     5.01%             01/28/96
                                        --------                              ------
  Income                                    1.37%        *                     5.78%             01/28/96
                                        --------                              ------
  International  Growth                    24.80%        *                    12.32%             01/28/96
                                        --------                              ------
Large-Cap Value                           (4.19)%         *                  (3.26)%             05/01/98
                                        --------                              ------
Small-Cap Value                            33.30%        *                     5.61%             05/01/98
                                                                              ------


* These Sub-Accounts have not been in operation five years as of December 31, 1999, and accordingly, no five year nonstandardized average annual total return is available.

C. Adjusted Historic Fund Average Annual Total Returns

Sales literature or advertisements may quote historic performance data for the Fund since its inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic fund performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Sub-Accounts had been in existence during that time. Adjusted historic fund average annual total returns will be shown only if standard performance data for the Sub-Accounts is also shown, if available.

The Fund has provided the adjusted historic fund average annual total return information used to calculate the adjusted historic total returns for the Fund for periods prior to the inception date of the Sub-Accounts.

Adjusted historic fund average annual total returns for the period ending December 31, 1999, are shown on the following page.

Adjusted historic Fund average annual total returns, assuming a surrender charge, for the periods shown below were:

                                         1 Year Return    5 Year Return    10 Year Return      From Fund
                                          Year Ended       Year Ended        Year Ended      Inception Date         Fund
Portfolio                                  12/31/99         12/31/99          12/31/99        To 12/31/99      Inception Date
-----------------------------------        --------         --------          --------       --------------    --------------

Bond                                        (11.28)%            3.97%             4.31%             4.33%         06/21/88

Capital                                       45.71%           24.85%            17.20%            16.08%         06/21/88

Cash Management                              (1.86)%            3.24%             3.33%             3.53%         06/21/88

Common Stock                                   6.09%           18.94%            13.71%            13.82%         06/21/88

Communications and Information                77.73%           33.82%        ***                   33.02%         10/11/94

Frontier                                       9.49%           15.04%        ***                   15.44%         10/11/94
Global Growth                                 44.88%        **               ***                   19.34%         05/01/96

Global Smaller Companies                      21.07%           12.40%        ***                   12.47%         10/11/94

Global Technology                            110.25%        **               ***                   40.42%         05/01/96

High-Yield Bond                              (7.60)%        **               ***                    5.52%         05/01/95

Income                                       (4.03)%            7.59%             7.36%             7.48%         06/21/88

International  Growth                         19.40%           11.52%        ***                   10.56%         05/03/93

Large-Cap Growth                            *               **               ***                   23.86%         05/01/99

Large-Cap Value                              (9.59)%        **               ***                  (6.61)%         05/01/98

Small-Cap Value                               27.90%        **               ***                    2.46%         05/01/98


Adjusted historic Fund average annual total returns, assuming no surrender charge, for the periods shown below were:



Portfolio
---------                                1 Year Return    5 Year Return    10 Year Return   From Fund
                                          Year Ended       Year Ended        Year Ended    Inception Date       Fund
                                           12/31/99         12/31/99          12/31/99     to  12/31/99     Inception Date
                                           --------         --------          --------    --------------    --------------
Bond                                         (5.88)%            4.43%             4.31%             4.33%         06/21/88

Capital                                       51.11%           25.07%            17.20%            16.08%         06/21/88

Cash Management                                3.54%            3.71%             3.33%             3.53%         06/21/88

Common Stock                                  11.49%           19.21%            13.71%            13.82%         06/21/88

Communications and Information                83.13%           33.99%        ***                   33.17%         10/11/94

Frontier                                      14.89%           15.35%        ***                   15.72%         10/11/94

Global Growth                                 50.28%        **               ***                   20.10%         05/01/96

Global Smaller Companies                      26.47%           12.73%        ***                   12.78%         10/11/94

Global Technology                            115.65%        **               ***                   40.92%         05/01/96

High-Yield Bond                              (2.20)%        **               ***                    6.14%         05/01/95

Income                                         1.37%            7.99%             7.36%             7.48%         06/21/88

International  Growth                         24.80%           11.86%        ***                   10.72%         05/03/93

Large-Cap Growth                            *               **               ***                   32.02%         05/01/99

Large-Cap Value                              (4.19)%        **               ***                  (3.26)%         05/01/98

Small-Cap Value                               33.30%        **               ***                    5.61%         05/01/98


* This Sub-Account invests in a Portfolio that has not been in operation one year as of December 31, 1999, and accordingly, no one year adjusted historic Fund average annual total return is available.

** These Sub-Accounts invest in Portfolios that have not been in operation five years as of December 31, 1999, and accordingly, no five year adjusted historic Fund average annual total return is available.

*** These Sub-Accounts invest in Portfolios that have not been in operation ten years as of December 31, 1999, and accordingly, no ten year adjusted historic Fund average annual total return is available.

Effect of the Annual Administration Charge on Performance Data

The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $35,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all Policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                         SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.


                              RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                 LEGAL MATTERS

All matters relating to New York law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards. Sutherland Asbill & Brennan LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS

Our balance sheets as of December 31, 1999 and 1998 , and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statement of net assets as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Toronto, Canada, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

The Variable Account's statement of net assets as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 1999 and 1998 , and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                             FINANCIAL STATEMENTS


                            CANADA LIFE OF NEW YORK
                          VARIABLE ANNUITY ACCOUNT 2

                               December 31, 1999

                      With Report of Independent Auditors

              Canada Life of New York Variable Annuity Account 2

                             Financial Statements


                               December 31, 1999


                                   Contents


Report of Independent Auditors..............................................   1

Audited Financial Statements

Statement of Net Assets.....................................................   2
Statement of Operations.....................................................   4
Statements of Changes in Net Assets.........................................   6
Notes to Financial Statements...............................................   8

                        Report of Independent Auditors



To the Board of Directors of
Canada Life Insurance Company of New York

We have audited the accompanying statement of net assets of Canada Life of New York Variable Annuity Account 2 (comprising, respectively, the Bond, Capital, Cash Management, Common Stock, Communications and Information, Frontier, Global Growth, Global Smaller Companies, Global Technology, International, High-Yield Bond, Income, Large-Cap Value and Small-Cap Value Sub-accounts) as at December 31, 1999, and the statement of operations for the year then ended, and the statement of changes in net assets for each of the years ended December 31, 1999 and December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity Account 2 as at December 31, 1999, and the results of its operations for the year then ended, and the changes in its net assets for each of the years ended December 31, 1999 and December 31, 1998 in accordance with accounting principles generally accepted in the United States.


                                                 /s/ Ernst & Young LLP

Toronto, Canada,
April 15, 2000.                                            Chartered Accountants

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Statement of Net Assets
--------------------------------------------------------------------------------



                                                                             Cash        Common      Communications
                                                 Bond        Capital      Management      Stock     and Information     Frontier
                                             Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account
                                           --------------------------------------------------------------------------------------
Net Assets:
Investment in Seligman
 Portfolios, Inc., at market value
 (see Note 3 for cost values)              $111,249          $869,147     $716,807      $909,514      $5,578,217        $664,936
Due (to) from Canada Life
 Insurance Company of
 New York                                   (21,840)          (20,966)     (92,665)       50,347        (119,410)        (44,883)
Receivable (payable) for
 investments sold (purchased)                     -                 -            -             -               -               -
                                           -------------------------------------------------------------------------------------
Net assets                                 $ 89,409          $848,181     $624,142      $959,861      $5,458,807        $620,053
                                           =====================================================================================

Net assets attributable to:
Policyholders' liability reserve           $ 89,409          $848,181     $624,142      $959,861      $5,458,807        $620,053
                                           -------------------------------------------------------------------------------------
Net assets                                 $ 89,409          $848,181     $624,142      $959,861      $5,458,807        $620,053
                                           =====================================================================================

Number of units outstanding                   5,447            15,112     415,242         21,455         121,251          28,732
                                           =====================================================================================
Net asset value per unit                   $16.4144          $56.1263     $1.5031       $44.7383        $45.0207        $21.5806
                                           =====================================================================================

_____________
See accompanying notes.

--------------------------------------------------------------------------------
               Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
                                                               December 31, 1999
--------------------------------------------------------------------------------


                          Global
      Global             Smaller       Global                      High-Yield                  Large-Cap    Small-Cap
      Growth            Companies    Technology   International       Bond         Income        Value        Value     Sub-Accounts
    Sub-Account        Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account  Sub-Account    Combined
-----------------------------------------------------------------------------------------------------------------------------------
    $565,257            $799,221      $849,910       $193,207    $1,859,223      $375,599      $149,120     $151,839   $13,793,246


     (43,481)            (15,091)       16,499        (12,737)      (21,121)         (509)            5            6      (325,846)

          -                    -             -              -             -             -             -            -             -
----------------------------------------------------------------------------------------------------------------------------------
    $521,776            $784,130      $866,409       $180,470    $1,838,102      $375,090      $149,125     $151,845   $13,467,400
==================================================================================================================================

    $521,776            $784,130      $866,409       $180,470    $1,838,102      $375,090      $149,125     $151,845   $13,467,400
-----------------------------------------------------------------------------------------------------------------------------------
    $521,776            $784,130      $866,409       $180,470    $1,838,102      $375,090      $149,125     $151,845   $13,467,400
==================================================================================================================================

      26,593              41,612        24,575          9,121       138,707        16,223        15,741       13,846       893,657
==================================================================================================================================
    $19.6208            $18.8438      $35.2557       $19.7862      $13.2517      $23.1209       $9.4737     $10.9667
==================================================================================================================================

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

                                                                        Cash         Common     Communications
                                              Bond        Capital    Management      Stock      and Information    Frontier
                                          Sub-Account   Sub-Account  Sub-Account  Sub-Account     Sub-Account    Sub-Account
                                          ----------------------------------------------------------------------------------
Net investment income (loss):
Dividend and capital gain distributions      $ 16,021      $191,659      $27,441    $ 209,036        $  821,346     $      -
Less mortality and expense risk charges
 (Note 6)                                       3,061         8,258        7,728       13,500            48,356        9,863
                                          ----------------------------------------------------------------------------------
Net investment income (loss)                   12,960       183,401       19,713      195,536           772,990       (9,863)
                                          ----------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments:
Net realized gain (loss) on investments       (13,766)       25,744            -       11,192           192,467      (81,324)
Net unrealized appreciation (depreciation)
 on investments                               (11,987)       67,140            -     (103,598)        1,477,969      128,214
Net realized and unrealized gain on
 investments                                  (25,753)       92,884            -      (92,406)        1,670,436       46,890
                                          ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   $(12,793)     $276,285      $19,713    $ 103,130        $2,443,426     $ 37,027
                                          ==================================================================================

__________
See accompanying notes.

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
                                            For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

                  Global
    Global        Smaller         Global                       High-Yield                     Large-Cap     Small-Cap
    Growth       Companies     Technology    International        Bond            Income        Value         Value     Sub-Accounts
 Sub-Account    Sub-Account    Sub-Account    Sub-Account      Sub-Account     Sub-Account   Sub-Account   Sub-Account    Combined
------------------------------------------------------------------------------------------------------------------------------------
   $  52,400      $       -       $ 67,643         $27,923         $ 244,684      $ 50,393      $  1,741       $25,876    $1,736,163

       6,456          9,363          5,067           2,481            27,388         5,493         1,844         2,183       151,041
------------------------------------------------------------------------------------------------------------------------------------
      45,944         (9,363)        62,576          25,442           217,296        44,900          (103)       23,693     1,585,122
------------------------------------------------------------------------------------------------------------------------------------

      48,397        (11,499)        38,792          13,005          (177,004)       (4,525)        4,401        15,820        61,700

     100,039        184,470        254,185           2,142           (79,220)      (34,597)      (15,153)        5,033     1,974,637
------------------------------------------------------------------------------------------------------------------------------------

     148,436        172,971        292,977          15,147          (256,224)      (39,122)      (10,752)       20,853     2,036,337
------------------------------------------------------------------------------------------------------------------------------------

    $194,380       $163,608       $355,553         $40,589         $ (38,928)     $  5,778      $(10,855)      $44,546    $3,621,459
====================================================================================================================================

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          Bond                 Capital         Cash Management
                                                                      Sub-Account            Sub-Account         Sub-Account
                                                                ------------------------  ------------------  ------------------

                                                                  Year            Year      Year      Year      Year      Year
                                                                  Ended           Ended     Ended     Ended     Ended     Ended
                                                                12/31/99        12/31/98  12/31/99  12/31/98  12/31/99  12/31/98
                                                                --------        --------  --------  --------  --------  --------
Operations:

Net investment income (loss)                                    $ 12,960        $ 10,390  $183,401  $ 26,585  $ 19,713  $ 21,192
Net realized gain (loss) on investments                          (13,766)          3,648    25,744     7,477         -         -
Net unrealized appreciation (depreciation) on investments        (11,987)            374    67,140    60,664         -         -
                                                                ------------------------  ------------------  ------------------
Net increase (decrease) in net assets resulting from operations  (12,793)         14,412   276,285    94,726    19,713    21,192
                                                                ------------------------  ------------------  ------------------

Capital transactions:

Net increase (decrease) from unit transactions (Note 5)          (86,825)        (12,389)    3,001    46,880    64,461   406,293
                                                                ------------------------  ------------------  ------------------
Net increase (decrease) in net assets arising from capital
  transactions                                                   (86,825)        (12,389)    3,001    46,880    64,461   406,293
                                                                ------------------------  ------------------  ------------------

Total increase (decrease) in net assets                          (99,618)          2,023   279,286   141,606    84,174   427,485

Net assets, beginning of year                                    189,027         187,004   568,895   427,289   539,968   112,483
                                                                ------------------------  ------------------  ------------------

Net assets, end of year                                         $ 89,409        $189,027  $848,181  $568,895  $624,142  $539,968
                                                                ========================  ==================  ==================

                                                                Global Smaller Companies  Global Technology    International
                                                                      Sub-Account*           Sub-Account        Sub-Account
                                                                ------------------------  ------------------  ------------------

                                                                  Year            Year      Year      Year      Year      Year
                                                                  Ended           Ended     Ended     Ended     Ended     Ended
                                                                12/31/99        12/31/98  12/31/99  12/31/98  12/31/99  12/31/98
                                                                --------        --------  --------  --------  --------  --------
Operations:

Net investment income (loss)                                    $ (9,363)       $  1,476  $ 62,576  $  7,678  $ 25,442  $  1,160
Net realized gain (loss) on investments                          (11,499)         13,753    38,792     1,883    13,005       507
Net unrealized appreciation (depreciation) on investments        184,470          (1,206)  254,185    38,339     2,142    15,783
                                                                ------------------------  ------------------  ------------------
Net increase in net assets resulting from operations             163,608          14,023   355,553    47,900    40,589    17,450
                                                                ------------------------  ------------------  ------------------
Capital transactions:

Net increase (decrease) from unit transactions (Note 5)          (77,959)         (8,318)  265,395   113,108   (21,103)   23,297
                                                                ------------------------  ------------------  ------------------
Net increase (decrease) in net assets arising from capital
  transactions                                                   (77,959)         (8,318)  265,395   113,108   (21,103)   23,297
                                                                ------------------------  ------------------  ------------------

Total increase in net assets                                      85,649           5,705   620,948   161,008    19,486    40,747

Net assets, beginning of year                                    698,481         692,776   245,461    84,453   160,984   120,237
                                                                ------------------------  ------------------  ------------------

Net assets, end of year                                         $784,130        $698,481  $866,409  $245,461  $180,470  $160,984
                                                                ========================  ==================  ==================


   ____________
*Commencement of operations.
See accompanying notes.

                                   Communications
       Common Stock               and Information                       Frontier                          Global Growth
       Sub-Account                  Sub-Account                        Sub-Account                         Sub-Account
 -----------------------     -----------------------           -------------------------            -------------------------

   Year         Year           Year           Year                  Year        Year                 Year          Year
   Ended        Ended          Ended         Ended                 Ended       Ended                Ended         Ended
  12/31/99     12/31/98       12/31/99      12/31/98             12/31/99    12/31/98             12/31/99       12/31/98
 ----------   ----------     ----------    ---------            ----------   ---------            ---------    -----------
 $  195,536   $   57,613     $  772,990   $    80,435          $   (9,863)  $  (12,811)           $  45,944    $   (2,625)
     11,192          454        192,467       (31,034)            (81,324)     (15,901)              48,397        49,991
   (103,598)     116,873      1,477,969       565,127             128,214          933              100,039        32,816
 -----------------------     ------------------------          -----------------------           ------------------------
    103,130      174,940      2,443,426       614,528              37,027      (27,779)             194,380        80,182
 -----------------------     ------------------------          -----------------------           ------------------------



   (119,656)       3,782        367,540     1,057,086            (431,662)     287,908              (66,594)       62,938
------------------------     ------------------------          -----------------------           ------------------------
   (119,656)       3,782        367,540     1,057,086            (431,662)     287,908              (66,594)       62,938
------------------------     ------------------------          -----------------------           ------------------------

    (16,526)     178,722      2,810,966     1,671,614            (394,635)     260,129              127,786       143,120

    976,387      797,665      2,647,841       976,227           1,014,688      754,559              393,990       250,870
 -----------------------     ------------------------       --------------------------         --------------------------
 $  959,861   $  976,387     $5,458,807   $ 2,647,841          $  620,053   $1,014,688            $ 521,776    $  393,990
 =======================     ========================       ==========================         ==========================

    High-Yield Bond                 Income              Large-Cap Value            Small-Cap Value              Sub-Accounts
      Sub-Account                Sub-Account              Sub-Account                Sub-Account                  Combined
--------------------------------------------------------------------------      ---------------------      ----------------------

  Year          Year         Year        Year         Year       Year             Year        Year            Year         Year
  Ended        Ended         Ended      Ended        Ended       Ended            Ended       Ended           Ended       Ended
 12/31/99     12/31/98     12/31/99    12/31/98     12/31/99    12/31/98        12/31/99    12/31/98         12/31/99    12/31/98
----------    --------     --------    ---------    --------    ---------       ---------   ---------      ----------   ----------
$  217,296   $   93,485    $  44,900   $  18,492    $    (103)  $   2,864       $  23,693   $  14,048      $ 1,585,122  $  319,982
  (177,004)      13,240       (4,525)      2,832        4,401        (256)         15,820      (2,691)          61,700      43,903
   (79,220)    (116,254)     (34,597)      3,664      (15,153)      9,694           5,033      (7,318)       1,974,637     719,489
-----------------------    ---------------------    ---------------------       ---------------------      -----------------------
   (38,928)      (9,529)       5,778      24,988      (10,855)     12,302          44,546       4,039        3,621,459   1,083,374
-----------------------    ---------------------    ---------------------       ---------------------      -----------------------


   752,053      381,537       (8,379)    147,998       55,271      92,407         (21,580)    124,840          673,963   2,727,367
-----------------------    ---------------------    ---------------------       ---------------------      -----------------------
   752,053      381,537       (8,379)    147,998       55,271      92,407         (21,580)    124,840          673,963   2,727,367
-----------------------    ---------------------    ---------------------       ---------------------      -----------------------

   713,125      372,008       (2,601)    172,986       44,416     104,709          22,966     128,879        4,295,422   3,810,741

 1,124,977      752,969      377,691     204,705      104,709           -         128,879           -        9,171,978   5,361,237
-----------------------    ---------------------    ---------------------       ---------------------      -----------------------

$1,838,102   $1,124,977    $ 375,090   $ 377,691    $ 149,125   $ 104,709       $ 151,845   $ 128,879      $13,467,400  $9,171,978
=======================    =====================    =====================       =====================      =======================

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements                                  December 31, 1999
--------------------------------------------------------------------------------

1. Organization

Canada Life of New York Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 25, 1993 as a separate investment account of Canada Life Insurance Company of New York ("CLNY") to receive and invest premium payments under variable annuity policies issued by CLNY. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has fourteen sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

The assets of Variable Annuity Account 2 are the property of CLNY. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLNY may conduct.

2. Significant Accounting Policies

Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends

Dividends are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Dividends in the Cash Management Portfolio are declared daily and paid monthly. Dividends in the Bond, Capital, Common Stock, Communications and Information, Frontier, Global Growth, Global Smaller Companies, Global Technology, International, High-Yield Bond, Income, Large-Cap Value and Small-Cap Value Portfolios are declared and paid annually. Dividends paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

Federal Income Taxes

Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Investments

The investments by Variable Annuity Account 2 in the individual portfolios of the Fund are as follows:

                                          Number of          Market        Market
                                           Shares            Price          Value              Cost
                                          ------------------------------------------------------------
Bond                                       12,001           $ 9.27      $   111,249        $   122,548
Capital                                    36,366            23.90          869,147            723,119
Cash Management                           716,807             1.00          716,807            716,807
Common Stock                               54,757            16.61          909,514            957,017
Communications and Information            208,922            26.70        5,578,217          3,757,720
Frontier                                   36,676            18.13          664,936            584,066
Global Growth                              31,024            18.22          565,257            429,178
Global Smaller Companies                   45,722            17.48          799,221            640,854
Global Technology                          30,996            27.42          849,910            556,220
International                              11,618            16.63          193,207            181,433
High-Yield Bond                           193,871             9.59        1,859,223          2,068,354
Income                                     37,901             9.91          375,599            413,672
Large-Cap Value                            16,069             9.28          149,120            154,579
Small-Cap Value                            18,792             8.08          151,839            154,124
                                                                        ------------------------------
                                                                        $13,793,246        $11,459,691
                                                                        ==============================

4. Security Purchases and Sales

The aggregate cost of purchases and the proceeds from sales of investments are presented below:

                                        Aggregate Cost
                                         of Purchases       Proceeds from Sales
                                        -------------       -------------------
Bond                                    $      75,133           $  151,855
Capital                                       373,812              196,045
Cash Management                             3,327,785            3,250,375
Common Stock                                  410,946              340,172
Communications and Information              1,997,340              830,434
Frontier                                      116,316              543,059
Global Growth                                 659,436              669,802
Global Smaller Companies                      119,190              189,644
Global Technology                             455,458              136,136
International                                 193,237              185,246
High-Yield Bond                             3,696,540            2,733,617
Income                                        129,953               95,628
Large-Cap Value                               101,473               46,682
Small-Cap Value                               108,792              107,281
                                        -------------           ----------
                                        $  11,765,411           $9,475,976
                                        =============           ==========

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)                      December 31, 1999
--------------------------------------------------------------------------------

5. Summary of Changes from Unit Transactions

The following table represents a summary of changes from unit transactions attributable to contract holders for the years indicated:

                                                           Year Ended                             Year Ended
                                                        December 31, 1999                      December 31, 1998
                                                  ------------------------------         -----------------------------
                                                     Units              Amount              Units             Amount
                                                    -------            --------            -------           --------
Bond Sub-Account
Accumulation Units:
  Contract purchases and net transfers in              6,086         $   103,130              6,339        $   110,396
  Terminated contracts & net transfers out           (11,485)           (189,955)            (6,942)          (122,785)
                                                  --------------------------------------------------------------------
                                                      (5,399)            (86,825)              (603)           (12,389)
                                                  ====================================================================
Capital Sub-Account
Accumulation Units:
  Contract purchases and net transfers in              8,326             326,647              6,795            222,005
  Terminated contracts & net transfers out            (8,540)           (323,646)            (5,339)          (175,125)
                                                  --------------------------------------------------------------------
                                                        (214)              3,001              1,456             46,880
                                                  ====================================================================
Cash Management Sub-Account
Accumulation Units:
  Contract purchases and net transfers in          2,035,820           3,005,994          2,820,723          4,003,619
  Terminated contracts & net transfers out        (1,992,816)         (2,939,029)        (2,529,100)        (3,597,326)
                                                  --------------------------------------------------------------------
                                                      43,004              66,965            291,623            406,293
                                                  ====================================================================
Common Stock Sub-Account
Accumulation Units:
  Contract purchases and net transfers in              5,936             260,014             13,121            470,046
  Terminated contracts & net transfers out            (8,832)           (379,670)           (13,125)          (466,264)
                                                  --------------------------------------------------------------------
                                                      (2,896)           (119,656)                (4)             3,782
                                                  ====================================================================
Communications and  Information
  Sub-Account
Accumulation Units:
  Contract purchases and net transfers in             37,473           1,075,834             82,021          1,616,394
  Terminated contracts & net transfers out           (23,988)           (708,294)           (27,730)          (559,308)
                                                  --------------------------------------------------------------------
                                                      13,485             367,540             54,291          1,057,086
                                                  ====================================================================
Frontier Sub-Account
Accumulation Units:
  Contract purchases and net transfers in              7,289             115,072             84,780          1,723,022
  Terminated contracts & net transfers out           (32,614)           (546,734)           (69,785)        (1,435,114)
                                                  --------------------------------------------------------------------
                                                     (25,325)           (431,662)            14,995            287,908
                                                  ====================================================================
Global Growth  Sub-Account
Accumulation Units:
  Contract purchases and net transfers in             49,752             675,782             99,849          1,196,979
  Terminated contracts & net transfers out           (53,354)           (742,376)           (92,707)        (1,134,041)
                                                  --------------------------------------------------------------------
                                                      (3,602)            (66,594)             7,142             62,938
                                                  ====================================================================

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)                      December 31, 1999
--------------------------------------------------------------------------------

5. Summary of Changes from Unit Transactions (continued)

                                                           Year Ended                             Year Ended
                                                        December 31, 1999                      December 31, 1998
                                                  ------------------------------           ----------------------------
                                                     Units              Amount                Units            Amount
                                                    -------            --------              -------          --------
Global Smaller Companies
  Sub-Account
Accumulation Units:
  Contract purchases and net transfers in             27,461             405,813             32,518            564,689
  Terminated contracts & net transfers out           (32,760)           (483,772)           (34,507)          (573,007)
                                                  --------------------------------------------------------------------
                                                      (5,299)            (77,959)            (1,989)            (8,318)
                                                  ====================================================================
Global Technology Sub-Account
Accumulation Units:
  Contract purchases and net transfers in             13,674             352,335              8,051            114,697
  Terminated contracts & net transfers out            (4,121)            (86,940)                (1)            (1,589)
                                                  --------------------------------------------------------------------
                                                       9,553             265,395              8,050            113,108
                                                  ====================================================================
International Sub-Account
Accumulation Units:
  Contract purchases and net transfers in             11,279             188,638              4,261             71,603
  Terminated contracts & net transfers out           (12,319)           (209,740)            (2,767)           (48,306)
                                                  --------------------------------------------------------------------
                                                      (1,040)            (21,102)             1,494             23,297
                                                  ====================================================================
High-Yield Bond Sub-Account
Accumulation Units:
  Contract purchases and net transfers in            240,949           3,239,277            130,810          1,833,219
  Terminated contracts & net transfers out          (185,327)         (2,487,225)          (103,121)        (1,451,682)
                                                  --------------------------------------------------------------------
                                                      55,622             752,052             27,689            381,537
                                                  ====================================================================
Income Sub-Account
Accumulation Units:
  Contract purchases and net transfers in              1,999              44,920             14,837            324,326
  Terminated contracts & net transfers out            (2,347)            (53,299)            (7,809)          (176,328)
                                                  --------------------------------------------------------------------
                                                        (348)             (8,379)             7,028            147,998
                                                  ====================================================================
Large-Cap Value Sub-Account
Accumulation Units:
  Contract purchases and net transfers in             15,331             161,498             10,603             92,455
  Terminated contracts & net transfers out           (10,187)           (106,228)                (6)               (48)
                                                  --------------------------------------------------------------------
                                                       5,144              55,270             10,597             92,407
                                                  ====================================================================
Small-Cap Value Sub-Account
Accumulation Units:
  Contract purchases and net transfers in             18,188             192,785             15,692            124,952
  Terminated contracts & net transfers out           (20,017)           (214,366)               (17)              (112)
                                                  --------------------------------------------------------------------
                                                      (1,829)            (21,581)            15,675            124,840
                                                  ====================================================================

Net increase from unit transactions                                  $   676,465                           $ 2,727,367
                                                                     ===========                           ===========

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)                      December 31, 1999
--------------------------------------------------------------------------------

6. Mortality and Expense Risk (M and E) Charges

CLNY assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a charge equal to an effective annual rate of 1.25% of the net asset value of each of the Funds at each valuation period. In addition, at each valuation period from January 1, 1997 through September 30, 1997, an effective annual rate of 0.35% of the net asset value of each Sub-Account was deducted as daily administration fees. Effective October 1, 1997, the daily administration fee was lowered to 0.15% of the net asset value of each Sub-Account.

7. Net Assets

Net assets at December 31, 1999 consisted of the following:

                                                                                  Net
                                                  Accumulated      Net         Unrealized
                                                  Investment     Realized     Appreciation
                                    Accumulated     Income     Gain (Loss)   (Depreciation)
                          Unit        M and E     and Capital       on             on            Net
 Sub-Account          Transactions    Charges        Gains     Investments    Investments      Assets
-------------         ------------  ------------  -----------  ------------  --------------  -----------
Bond                    $   77,760    $  (7,874)   $   40,815    $  (9,993)     $  (11,299)  $    89,409
Capital                    426,343      (19,995)      261,201       34,604         146,028       848,181
Cash Management            574,341      (19,256)       69,057            -               -       624,142
Common Stock               579,115      (35,756)      440,990       23,015         (47,503)      959,861
Communications
  and Information        2,259,686      (83,106)    1,177,427      284,303       1,820,497     5,458,807
Frontier                   514,411      (34,071)      109,233      (50,390)         80,870       620,053
Global Growth              242,883      (14,242)       58,116       98,940         136,079       521,776
Global Smaller
   Companies               604,606      (27,716)       47,646        1,227         158,367       784,130
Global Technology          446,683       (9,114)       89,558       45,592         293,690       866,409
International              121,063       (6,119)       36,772       16,980          11,774       180,470
High-Yield Bond          1,815,128      (48,618)      421,798     (141,075)       (209,131)    1,838,102
Income                     327,777      (11,682)       98,659       (1,591)        (38,073)      375,090
Large-Cap Value            147,678       (2,204)        4,965        4,145          (5,459)      149,125
Small-Cap Value            103,260       (2,752)       40,493       13,129          (2,285)      151,845
                      ----------------------------------------------------------------------------------
                        $8,240,734    $(322,505)   $2,896,730    $ 318,886      $2,333,555   $13,467,400
                      ==================================================================================

8. Unit Values

Unit Values as reported are calculated as total net assets divided by total units for each Sub-Account.

                       CANADA LIFE INSURANCE COMPANY OF
                                   NEW YORK


                        STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999


                      With Report of Independent Auditors

                                ACTUARY'S REPORT



To the Shareholder, Directors and Policyholders of Canada Life Insurance Company of New York:

I have made the valuation of policy benefit liabilities of Canada Life Insurance Company of New York for its balance sheet at December 31, 1999 and 1998, and its statement of operations for the years ended December 31, 1999, 1998 and 1997.

In my opinion:

     (i) The actuarial reserves are computed in accordance with accepted actuarial standards consistently applied, meet the requirements of the Insurance Law and regulation of the State of New York, and are at least as great as the minimum aggregate amounts required by the State of New York; and

     (ii) The policy benefit liabilities, when considered in light of the assets held by the Company with respect to such liabilities, make adequate provision for the anticipated cash flows required by the contractual obligations of the Company under the terms of its policies.



Atlanta, Georgia                    _____________________________
April 15, 2000                      K.T. Ledwos, FSA, MAAA
                                    Actuary

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK

                        Statutory Financial Statements

                               December 31, 1999



                                   Contents


Report of Independent Auditors......................................................................   1

Statutory Balance Sheets............................................................................   2

Statutory Statements of Operations..................................................................   3

Statutory Statements of Capital and Surplus.........................................................   4

Statutory Statements of Cash Flows..................................................................   5

Notes to Statutory Financial Statements.............................................................   6

Other Financial Information.........................................................................  20

Note to Supplemental Schedule of Selected Statutory Financial Data..................................  24

Report on Evaluation of Internal Control by Independent Auditors....................................  25

                        REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholder, Directors and Policyholders of
Canada Life Insurance Company of New York

We have audited the accompanying statutory balance sheets of Canada Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statutory statements of operations, capital and surplus, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in Canada. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

As described in Note B to the statutory financial statements, the Company presents its statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note B. The effects on the statutory financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Canada Life Insurance Company of New York as of December 31, 1999 and 1998 or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1999.

Also, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of New York as of December 31, 1999 and 1998 and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.



                                                          /S/ Ernst & Young LLP


Toronto, Canada,
April 15, 2000.                                           Chartered Accountants

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                           STATUTORY BALANCE SHEETS
                           [in thousands of dollars
                           except per share amounts]

As of  December 31                                                                1999              1998
---------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments [note C]
 Bonds                                                                         $149,216         $138,193
 Mortgage loans                                                                  89,816           96,297
 Equity securities                                                               13,982           12,742
 Policy loans                                                                    12,753           12,970
 Short-term investments                                                           4,677            9,296
 Cash                                                                             1,131            1,515
 Other invested assets                                                            1,130              907
--------------------------------------------------------------------------------------------------------
Total cash and investments                                                      272,705          271,920
Investment income due and accrued                                                 3,165            3,122
Deferred premiums and premiums in the course of collection                        2,822            2,175
Other assets                                                                      1,310              178
Assets held in Separate Accounts [note I]                                        23,299           15,535
--------------------------------------------------------------------------------------------------------
Total admitted assets                                                          $303,301         $292,930
========================================================================================================

LIABILITIES, CAPITAL AND SURPLUS
Liabilities
Policy liabilities
 Life and annuity reserves                                                     $243,196         $239,415
 Accident and health reserves                                                       210              304
 Policy and contract claims                                                         422              379
 Dividends payable                                                                2,896            3,034
 Policyholders' amounts left on deposit                                           2,438            2,550
 Other policy and contract liabilities                                              362              594
--------------------------------------------------------------------------------------------------------
Total policy liabilities                                                        249,524          246,276
Asset valuation reserve                                                           5,117            5,609
Amounts payable to parent company                                                 1,120            3,806
Interest maintenance reserve                                                      1,469            1,407
Miscellaneous liabilities                                                         3,460            4,413
Transfers to Separate Accounts due or accrued (net)                                (320)            (252)
Liabilities from Separate Accounts                                               23,299           15,535
--------------------------------------------------------------------------------------------------------
Total liabilities                                                               283,669          276,794
--------------------------------------------------------------------------------------------------------
Capital and surplus [note K]
Common stock-$10.00 par value-authorized, issued and outstanding:
  100,000 common shares                                                           1,000            1,000
Paid-in surplus                                                                   2,850            2,850
Accumulated surplus                                                              15,782           12,286
--------------------------------------------------------------------------------------------------------
Total capital and surplus                                                        19,632           16,136
--------------------------------------------------------------------------------------------------------
Total liabilities and capital and surplus                                      $303,301         $292,930
========================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                      STATUTORY STATEMENTS OF OPERATIONS
                           [in thousands of dollars]


Years ended December 31                                                    1999              1998               1997
--------------------------------------------------------------------------------------------------------------------
REVENUES
Premiums for insurance and annuity considerations [note G]              $25,535           $20,787            $39,204
Considerations for supplementary contracts
 and dividends left on deposit                                              156               377                211
Net investment income [note C]                                           20,559            20,854             20,215
Reserve adjustments on reinsurance ceded                                  2,160             3,801                731
Other income                                                              1,029               434                341
--------------------------------------------------------------------------------------------------------------------
Total revenues                                                           49,439            46,253             60,702
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits paid or provided to policyholders
 Annuity                                                                 21,757            22,164             19,578
 Life                                                                     8,987             6,797              7,079
 Accident and health                                                         42                41                 50
 Supplementary contracts and dividends left on deposit                      678               839                790
 Dividends to policyholders                                               2,234             3,352              2,777
 Interest on policy or contract funds                                       209               309                474
--------------------------------------------------------------------------------------------------------------------
Total benefits paid or provided to policyholders                         33,907            33,502             30,748

Increase (decrease) in actuarial reserves                                 3,417            (2,427)            14,480
Commissions                                                               2,504             2,637              3,126
General insurance expenses                                                6,241             5,018              5,079
Taxes, licenses and fees                                                    490               574                572
Other disbursements                                                         140               274                414
Transfers to Separate Accounts                                            2,472             4,316              4,732
--------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                              49,171            43,894             59,151
--------------------------------------------------------------------------------------------------------------------

Gain from operations before federal income
 taxes and net realized capital gains (losses)                              268             2,359              1,551
Federal income taxes [note E]                                                31               904                572
--------------------------------------------------------------------------------------------------------------------

Gain from operations before
 net realized capital gains (losses)                                        237             1,455                979
Net realized capital gains (losses) [note C]                                395              (154)              (117)
--------------------------------------------------------------------------------------------------------------------

Net income                                                              $   632           $ 1,301            $   862
====================================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                  STATUTORY STATEMENTS OF CAPITAL AND SURPLUS
                           [in thousands of dollars]


As of and for the years ended December 31                                    1999             1998             1997
------------------------------------------------------------------------------------------------------------------------
Common stock at beginning and end of year                                      $ 1,000          $ 1,000          $ 1,000

Paid-in surplus at beginning and end of year                                     2,850            2,850            2,850

Accumulated surplus at beginning of year                                        12,286           11,499           10,358
Net income                                                                         632            1,301              862
Change in net unrealized capital gains                                           1,891            2,624            1,508
Change in surplus on account of:
   Asset valuation reserve                                                         492           (1,971)            (568)
   Prior year's federal income tax adjustment                                      671           (1,092)            (564)
   Non-admitted assets                                                            (191)              42              (33)
   Adjustment for loss in currency exchange                                          1             (117)             (64)
Accumulated surplus at end of year                                              15,782           12,286           11,499

Total capital and surplus                                                      $19,632          $16,136          $15,349
========================================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                      STATUTORY STATEMENTS OF CASH FLOWS
                           [in thousands of dollars]

 Years ended December 31                                                     1999              1998              1997
--------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds, and other considerations                            $ 27,278         $ 25,306          $ 40,813
Net investment income received                                                   18,797           19,202            19,453
Benefits paid                                                                   (31,684)         (30,584)          (27,429)
Insurance expenses paid                                                          (8,422)          (8,360)           (9,521)
Dividends paid to policyholders                                                  (2,404)          (2,847)           (2,751)
Federal income taxes paid                                                          (823)          (1,410)             (850)
Other disbursements                                                                 360              175                88
Net transfers to Separate Accounts                                               (2,540)          (4,491)           (4,750)
--------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                                 562           (3,009)           15,053

INVESTING ACTIVITIES
Proceeds from sales, maturities or repayments of
 investments
 Bonds                                                                           33,048           34,183            51,078
 Mortgage loans                                                                   9,958            8,376             5,939
 Equity and other investments                                                     1,992              641             2,276
Cost of investments acquired
 Bonds                                                                          (42,195)         (25,596)          (49,082)
 Mortgage loans                                                                  (3,485)          (5,845)          (24,905)
 Equity and other investments                                                      (677)          (1,228)           (3,872)
Change in policy loans                                                              217             (149)             (557)
Taxes paid on capital gains                                                        (248)            (927)             (615)
--------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                              (1,390)           9,455           (19,738)

FINANCING ACTIVITIES
  Other sources (uses)                                                           (4,175)           2,343              (815)

--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash during the year                                  (5,003)           8,789            (5,550)
--------------------------------------------------------------------------------------------------------------------------

Cash and short-term investments at beginning of year                             10,811            2,022             7,522
Cash and short-term investments at end of year                                 $  5,808         $ 10,811          $  2,022
==========================================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE A
Nature of Operations.  Canada Life Insurance Company of New York ("CLNY" or the
--------------------
"Company") was incorporated on June 7, 1971 in the State of New York and is a wholly-owned subsidiary of The Canada Life Assurance Company ("CLA"), a stock life and accident and health insurance company. CLNY sells individual life insurance and annuity products. These include participating whole life, universal life, individual payout and savings annuities, and individual variable annuities. The products sold are similar to those sold by CLNY's parent and by its affiliate, Canada Life Insurance Company of America ("CLICA") with variations as appropriate to meet the special requirements of the New York insurance regulations and the needs of the New York market.

NOTE B
Accounting Practices and Basis of Presentation.  The accompanying statutory
----------------------------------------------
financial statements have been prepared in accordance with accounting principles prescribed or permitted by the Insurance Department of the State of New York. Prescribed statutory accounting practices ("SAP") include state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners ("NAIC") publications.
Permitted statutory accounting practices include practices not prescribed, but allowed, by the domiciliary state insurance department. CLNY currently follows only prescribed accounting practices. The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

In 1998, the NAIC adopted codified statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory financial statements. Adoption by the domiciliary state insurance department is required before Codification becomes effective as the prescribed statutory basis of accounting for the domiciled insurance company. At this time, the Insurance Department of the State of New York has stated that they intend to adopt codification to the extent that it does not conflict with current New York laws and regulations. The impact on the Company's statutory surplus cannot be determined at this time and could be material.

SAP followed by the Company differs from generally accepted accounting principles ("GAAP") principally as follows:

 .    Investments. For SAP, all fixed maturities are reported at amortized cost less write-downs for other-than-temporary impairments, based on their NAIC rating. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP.

     For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed maturity investments would be reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

     Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

     Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to accumulated surplus rather than income as would be the case for GAAP.

     Realized gains and losses on investments for SAP are reported in income, net of tax. The interest maintenance reserve ("IMR") serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. GAAP does not have a similar concept. For SAP, an asset valuation reserve represents a provision for the possible fluctuations in invested assets and is determined by the NAIC prescribed formula and is reported as a liability rather than as a valuation allowance. Under GAAP, realized capital gains and losses would be reported in the statutory statements of operations on a pretax basis in the period the asset is sold and valuation allowances would be provided when there has been a decline in value deemed other-than-temporary, in which case the provision for such declines would be charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction of the maximum percentage of any loan to the value of the security at the time of the loan, exclusive of insured, guaranteed or purchased money mortgages, to 75%, where necessary. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to accumulated surplus, rather than being included as a component of income as would be required for GAAP.

 .    Policy Acquisition Costs. For SAP, commissions and other costs of acquiring and renewing business are expensed when incurred. For GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For annuity products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

 .    Non-admitted Assets. Certain assets designated as non-admitted, principally receivables, would be included in GAAP assets but are excluded from the SAP balance sheet with changes therein credited or charged directly to accumulated surplus.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

 .    Recognition of Premiums. Interest-sensitive life insurance and annuity premiums for SAP are recognized as income when received rather than being credited directly to liabilities for future policy benefits as required for GAAP.

 .    Benefit Reserves. Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 .    Federal Income Taxes. Federal income taxes for SAP are generally reported based on income which is currently taxable. Variances between taxes reported and the amount subsequently paid are reported as adjustments to accumulated surplus in the period paid. Deferred income taxes are not provided for differences between the financial statement and tax bases of assets and liabilities under SAP as would be required under GAAP.

 .    Policyholder Dividends. Policyholder dividends for SAP are recognized when declared rather than over the term of the related policies as required for GAAP.

 .    Reinsurance. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs.

 .    Employee Benefits. For purposes of calculating the Company's post-
     retirement benefit obligation, only vested participants and current retirees are included in the valuation for SAP. Under GAAP, active participants not currently eligible would also be included. For SAP, pension expense is recognized when required contributions are paid rather than accrued and expensed during the period in which the employees provide service as required for GAAP.

 .    Guaranty Fund and Other Assessments. Guaranty fund and other assessments are accrued when the Company receives notice that an assessment is payable. Under GAAP, guaranty fund and other assessments are accrued at the time the events occur on which assessments are expected to be based.

 .    Statement of Cash Flows. Cash and short term investment in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

A summary of the significant accounting practices employed by the Company is as follows:

 .    Investments. Asset values are generally stated as follows: Bonds not backed by other loans at amortized cost using the yield method including anticipated future cash flows. Loan-backed bonds and structured securities at amortized cost using the interest method including anticipated prepayments (cash flows are updated periodically to reflect prepayments). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method.

     Mortgage loans are carried at amortized cost.

     Equity securities are stated at fair value.


     Investments in real estate or property acquired in satisfaction of debt is carried at depreciated cost less encumbrances.

     Policy loans are carried at the aggregate unpaid balance.

     Other invested assets are reported using the equity method.

     Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the statutory balance sheets are at cost which approximates fair value.

     The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Gains and losses resulting from these instruments are included in income on a basis consistent with the underlying assets or liabilities that have been hedged. Options are valued at amortized cost and futures are valued at initial margin deposit adjusted by changes in market value. Both items are reported as other assets.

 .    Premiums. Premium revenues are recognized when due for other than interest-
     sensitive life insurance and annuities, which are recognized when received. Accident and health insurance premiums are earned pro-rata over the terms of the policies.

 .    Separate Accounts. Separate Accounts are maintained to receive and invest premium payments under individual variable annuity policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company, and the contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Accounts are not included in the accompanying statutory financial statements.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

 .    Life Insurance and Annuity Reserves. The Company waives deduction of deferred fractional premium upon death of the insured for all issues and returns any portion of the final premium beyond the date of death from 1980 and later issues. For 1980 and later issues, the Company's reserves are calculated on a continuous basis to reflect the above practice. For issues prior to 1980, annual premium is assumed in the reserve calculation and for policies with premium frequency other than annual, the Company holds a separate NDDFP reserve which is the present value of a death benefit of half of the gross premium for the balance of the policy premium paying period. Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy-by-policy basis.

     Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that based on standard mortality.

     At the end of 1999, the Company had $210,382,548 of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York. Deficiency reserves to cover the above insurance were $124,000 at December 31, 1999. Tabular interest and tabular costs have been determined from the basic data for the calculation of policy reserves. Tabular less actual reserve released and tabular interest on funds not involving life contingencies have been determined by formula.

 .    Policy and Contract Claims. Liabilities for policy and contract claims are determined using case-basis evaluations and statistical analyses. These liabilities represent estimates of the ultimate expected cost of incurred claims. Any required revisions in these estimates are included in operations in the period when they are determined.

 .    Federal Income Taxes. Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pre-tax income because of timing and other differences in the calculation of taxable income.

 .    Policyholder Dividends. Annual policyholder dividends are calculated using either the contribution method or a modified experience premium method. These methods distribute the aggregate divisible surplus among policies in the same proportion as the policies are considered to have contributed to divisible surplus. A proportion of income and surplus is allocated to participating policies based on various allocation bases.

Certain amounts in the 1998 and 1997 statutory financial statements have been reclassified to conform to the 1999 presentation.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE C
Investments.  The fair value for fixed maturities is based on quoted market
-----------
prices where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands):

                                                                  December 31, 1999
                                          ----------------------------------------------------------------
                                                                   Gross             Gross
                                              Carrying        unrealized        unrealized            Fair
                                                 value             gains            losses           value
----------------------------------------------------------------------------------------------------------
U.S. government obligations                   $ 41,825            $3,534           $  (317)       $ 45,042
All other corporate bonds                       71,739               185              (704)         71,220
Public utilities                                 6,142                65               (22)          6,185
Mortgage-backed securities                      15,532                 -                 -          15,532
Foreign securities                              13,978                82              (159)         13,901
----------------------------------------------------------------------------------------------------------
Total fixed maturities                        $149,216            $3,866           $(1,202)       $151,880
==========================================================================================================


                                                                  December 31, 1998
                                          ----------------------------------------------------------------
                                                                    Gross             Gross
                                               Carrying        unrealized        unrealized          Fair
                                                  value             gains            losses         value
---------------------------------------------------------------------------------------------------------
U.S. government obligations                    $ 43,918           $12,320             $   -      $ 56,238
All other corporate bonds                        59,678             1,246                 -        60,924
Public utilities                                  6,504               226                 -         6,730
Mortgage-backed securities                       15,174                82                 -        15,256
Foreign securities                               12,919               234               (20)       13,133
---------------------------------------------------------------------------------------------------------
Total fixed maturities                         $138,193           $14,108             $ (20)     $152,281
=========================================================================================================


The carrying value and fair value of fixed maturity investments at December 31, 1999, by contractual maturity, are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, corporate requirements may result in sales before maturity.

                                                             Carrying value                   Fair value
---------------------------------------------------------------------------------------------------------
In 2000                                                           $      -                      $      -
In 2001- 2004                                                       20,953                        20,991
In 2005- 2009                                                       28,495                        28,215
2010 and after                                                      84,236                        87,142
Mortgage-backed securities                                          15,532                        15,532
---------------------------------------------------------------------------------------------------------
                                                                  $149,216                      $151,880
=========================================================================================================

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE C
Investments (continued).
-----------------------

At December 31, 1999 and 1998, bonds with an admitted asset value of $250,000 were on deposit with state insurance departments to satisfy regulatory requirements.

During 1999, the maximum and minimum lending rates for commercial mortgage loans were 8.13% and 7.125%, respectively. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan, which would be permitted by law on the land without the buildings. During 1999, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than one year overdue as of December 31, 1999 and 1998 was nil.

Mortgage loans are typically collateralized by the related properties and the loan to value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. The mortgage loan loss reserve decreased $4,000 in 1999 and decreased $192,000 in 1998.

Major categories of CLNY's net investment income for the years ended December 31, are summarized as follows (in thousands of dollars):

                                                          1999              1998              1997
--------------------------------------------------------------------------------------------------
Income:
 Fixed maturities                                          $10,535         $10,464         $10,427
 Equity securities                                             223             189             227
 Mortgage loans                                              9,011           9,627           8,699
 Real estate                                                     -               -              52
 Short-term investments                                        331             243             344
 Policy loans                                                  694             789             755
 Amortization of IMR                                           219             200             167
 Other income                                                  260              31              84
--------------------------------------------------------------------------------------------------
Total investment income                                     21,273          21,543          20,755
Less:  investment expenses                                     714             689             540
--------------------------------------------------------------------------------------------------
Net investment income                                      $20,559         $20,854         $20,215
==================================================================================================

Due and accrued income was excluded from investment income on mortgage loans in foreclosure or delinquent more than ninety days. The total amount excluded as of December 31, 1999 and 1998 was nil.

CLNY uses the grouped method of computing the Interest Maintenance Reserve ("IMR") amortization for interest related gains and losses arising from the sale of fixed income investments. The method is unchanged from prior years.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE C
Investments (continued).
-----------------------

Realized capital gains (losses) for the years ended December 31, are summarized as follows (in thousands of dollars):

                                                          1999              1998              1997
----------------------------------------------------------------------------------------------------
Fixed maturities:
 Gross gains                                              $ 867           $ 2,535           $ 1,373
 Gross losses                                              (648)              (41)             (300)
                                                   -------------------------------------------------
    Total fixed maturities                                  219             2,494             1,073
Equity securities:
 Gross gains                                                819               156               794
 Gross losses                                              (328)                -               (58)
                                                   -------------------------------------------------
    Total equity securities                                 491               156               736
Mortgage loans                                                -              (194)                -
Derivative instruments                                      216              (174)           (1,515)
Real estate                                                   -                 -                 -
----------------------------------------------------------------------------------------------------
                                                            926             2,282               294
Income tax expense                                         (248)             (928)             (615)
Transfer from (to) IMR                                     (283)           (1,508)              204
----------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                       $ 395           $  (154)          $  (117)
====================================================================================================

Proceeds from sales and maturities of fixed maturity investments for the years ended December 31, 1999, 1998, and 1997 were $33,048,000, $34,183,000, and
$51,078,000, respectively.

     Unrealized capital gains and losses for equity securities are recorded directly to surplus. The change in the unrealized gains and losses on equity securities was $1,877,000, $2,432,000 and $1,343,000 for the years ended December 31, 1999, 1998, and 1997, respectively. The accumulated gross unrealized gains (losses) on equity securities as of December 31, are as follows (in thousands of dollars):

                                                            1999             1998             1997
--------------------------------------------------------------------------------------------------
Accumulated gross unrealized gains                        $9,667           $7,904           $5,286
Accumulated gross unrealized losses                         (120)            (234)             (48)
--------------------------------------------------------------------------------------------------
Net unrealized gains                                      $9,547           $7,670           $5,238
==================================================================================================

The Company is party to various derivative instruments limited to contracts to buy or sell U.S. treasury securities used to hedge specific asset and liability interest rate risks. Management actively monitors the use and level of these instruments to ensure that credit and liquidity risks are maintained within pre-approved levels. Futures are valued at initial margin deposit adjusted for unrealized gains and losses. The Company has also entered into a currency swap to hedge its position in a Canadian equity investment. The currency swap is valued at replacement value at December 31, 1999. As of December 31, 1999 and 1998, the notional amounts for futures were $9,900,000 and $6,000,000, respectively. For currency swaps, the notional amount was $998,000 for both December 31, 1999 and 1998.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE D
Concentration of Credit Risk.  At December 31, 1999, CLNY held unrated or less-
----------------------------
than-investment grade corporate bonds of $4,825,000, with an aggregate fair value of $4,719,000. These holdings amounted to 3.2% of the bond portfolio and 1.60% of CLNY's total admitted assets. The portfolio is well diversified by industry.

CLNY's mortgage portfolio is well diversified by region and property type with 21% in California (book value - $18,722,000), 11% (book value - $9,591,000) in
Pennsylvania, and the remainder of the states being less than 10%. The investments consist of first mortgage liens. The mortgage outstanding on any individual property does not exceed $1,100,000.


NOTE E
Federal Income Taxes.  The statutory federal income tax provision amount at the
--------------------
statutory rate of 35% for 1999 and 1998 and 34% for 1997 differs from the effective tax provision amount for the years ended December 31 as follows (in thousands of dollars):

                                                          1999               1998               1997
------------------------------------------------------------------------------------------------------
Computed income taxes at statutory rate                   $  94               $ 826              $ 527
 Increase (decrease) in income taxes resulting
  from:
  Policyholder dividends                                    (49)                164                  9
  Actuarial reserves                                         55                 (45)               257
  Deferred acquisition cost                                  76                  98                150
  Accrual of bond discount                                  (24)                 81                 (6)
  Other                                                    (121)               (220)              (365)
-------------------------------------------------------------------------------------------------------
Total Federal income tax provision                        $  31               $ 904              $ 572
=======================================================================================================

As of December 31, 1999 and 1998, the federal income tax receivable was $1,167,000 and $127,000, respectively.

During 1999, 1998 and 1997, the Company made cash payments on behalf of federal income taxes of $649,000, $2,293,000 and $1,564,000, respectively.

NOTE F
Participating Insurance.  Participating insurance accounted for 85%, 84% and 83%
-----------------------
of total ordinary insurance in force, and premium income from ordinary life participating policies amounted to 95%, 95% and 97% of total life insurance premiums during 1999, 1998 and 1997, respectively.

NOTE G
Reinsurance.  CLNY reinsures a portion of its life and accident and health
-----------
insurance and annuity product risks with other insurance companies, principally CLA, in order to minimize its exposure to loss. In accordance with industry practice, reserves and liabilities relating to insurance ceded (1999 - $16,378,000; 1998 - $15,312,000) are not provided for in CLNY's financial statements. To the extent that any reinsuring companies are unable to meet their obligations under the reinsurance agreements, CLNY would remain liable.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE G
Reinsurance (continued).
-----------------------

Various reinsurance agreements exist between CLNY and CLA, primarily in the form of yearly renewable term treaties for life insurance and modified coinsurance for annuities. The effect of reinsurance on premiums and annuity considerations earned for the years ended December 31, are as follows (in thousands of dollars):

                                              1999               1998                1997
---------------------------------------------------------------------------------------------
Direct premiums                           $ 33,805           $ 30,551            $ 43,155
Premiums ceded                              (8,270)            (9,764)             (3,951)
---------------------------------------------------------------------------------------------
Net premiums and annuity
  considerations                          $ 25,535           $ 20,787            $ 39,204
---------------------------------------------------------------------------------------------

Benefits ceded                            $    338           $    281            $  2,983
Life insurance in force ceded             $824,000           $865,000            $695,000
=============================================================================================

NOTE H
Related Party Transactions.  CLNY and CLA have an agreement to provide services
--------------------------
for each other. For the years ended December 31, 1999, 1998 and 1997, the net cost of these services to the Company amounted to $1,625,000, $1,625,000 and $1,948,000, respectively. As of December 31, 1999 and 1998, the amount payable to CLA was $1,045,000 and $3,755,000, respectively.

NOTE I
Separate Accounts.  The Company's non-guaranteed Separate Accounts represent
-----------------
primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in either shares of Canada Life of America Series Fund, Inc., an affiliated diversified, open-ended management investment company or in shares of four unaffiliated management investment companies.

Premiums or deposits for the years ended December 31, 1999, 1998 and 1997 were $4,316,000, $5,354,000 and $5,528,000, respectively. Total reserves were
$22,767,000 and $14,870,000 as of December 31, 1999 and 1998, respectively.  All reserves were subject to discretionary withdrawal, at fair value, with less than a 1% surrender charge.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE I
Separate Accounts (continued).
----------------------------

A reconciliation of the amounts transferred to and from the Separate Accounts for the years ended December 31, is presented below (in thousands of dollars):

                                                             1999            1998            1997
-------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Separate Accounts statement:
  Transfers to Separate Accounts                           $4,316          $5,354          $5,528
  Transfers from Separate Accounts                          1,991           1,158             922
-------------------------------------------------------------------------------------------------
Net transfers to Separate Accounts                          2,325           4,196           4,606

  Gains transferred                                           147             120             126
-------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Life, Accident and Health
 annual statement                                          $2,472          $4,316          $4,732
=================================================================================================

NOTE J
Actuarial Reserves.  CLNY's withdrawal characteristics for annuity reserves and
------------------
deposit fund liabilities as of December 31, are summarized as follows (in thousands of dollars):

                                                                      Amount                      Percent of Total
                                                          -------------------------------  ------------------------------
                                                                1999              1998          1999            1998
     -------------------------------------------------------------------------------------------------------------------
     Subject to discretionary withdrawal:
       At book value less surrender
       charge of 5% or more                               $ 23,349            $ 24,404          14.3%           14.9%

     Subject to discretionary withdrawal
      without adjustment at book value
      (minimal or no charge adjustment)                      6,702               7,127           4.1%            4.3%


     Not subject to discretionary
      withdrawal                                           132,938             132,352          81.6%           80.8%
     -------------------------------------------------------------------------------------------------------------------
     Total (gross)                                         162,989             163,883         100.0%          100.0%
     Less: reinsurance ceded                                     -                   -
     ---------------------------------------------------------------------------------
     Net annuity reserves and deposit fund
      liabilities                                         $162,989            $163,883
     ===================================================================================================================

NOTE K
Capital and Surplus.  Under applicable New York insurance law, the Company is
-------------------
required to maintain a minimum capital of $1,000,000 and surplus at least equal to 50% of such capital. As of December 31, 1999 capital and surplus was $19,632,000.

In New York, life insurance companies are not permitted to pay dividends without the prior approval of the New York insurance department.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE K
Capital and Surplus (continued).
-------------------------------

As of December 31, 1999, the Company's capital and surplus exceeded the NAIC's "Risk-Based Capital" requirements for life and health insurance companies.

NOTE L
Retirement Plans.  CLA sponsors a consolidated defined benefit pension plan
----------------
covering substantially all employees and agents. The benefits for the employees are based on years of service and the employee's compensation during the last five years of employment. The benefits for agents are based on the agent's commission earnings. CLA's funding policy is to contribute annually to the plan the maximum amount that can be deducted for federal income tax purposes. Each subsidiary of CLA is charged with its share of the pension cost based on a percentage of payroll and commissions. In 1999, no pension expense was recognized under SAP.

Post-retirement Benefit Plan.  In addition to pension benefits, the Company
----------------------------
provides certain health care and life insurance benefits ("post-retirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

Post-retirement benefit costs for the year ended December 31, 1999 was $391,000. Post-retirement benefit costs include the expected cost of post-retirement benefits for newly eligible or vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The Company made no contributions to the plan in 1999.

As of December 31, 1999, the post-retirement benefit obligation for retirees and other fully eligible or vested plan participants was fully accrued. The estimated cost of the benefit obligation for active employees was $85,000. The discount rate used in determining the accumulated post-retirement benefit obligation was 8.0% and the health care cost trend rate was 9%, graded to 5% over 8 years for the PPO and 7% graded to 5% over 8 years for the HMO.

The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the post-retirement benefit obligation as of December 31, 1999 by $31,000 and the estimated eligibility cost and interest components of net periodic post-retirement benefit cost for 1999 by $6,000.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE M
Fair Value of Financial Instruments.  The fair value of certain financial
-----------------------------------
instruments along with their corresponding carrying values as of December 31 follow (in thousands of dollars). As the fair value of all CLNY's assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of CLNY.

                                          1999                         1998
                                  ----------------------      ----------------------
                                    Fair      Carrying          Fair      Carrying       Valuation
                                    Value       Value           Value       Value          Method
---------------------------------------------------------------------------------------------------
Financial assets
----------------
 Fixed maturities                 $151,880    $149,216        $152,281    $138,193            1
 Equity securities                  13,982      13,982          12,742      12,742            1
 Mortgage loans                     92,430      89,816         107,365      96,297            2
 Policy loans                       12,753      12,753          12,970      12,970            4

Financial liabilities
---------------------
 Investment-type
  insurance contracts               31,074      27,897          31,074      27,897            5

Off-balance sheet
-----------------
 Derivatives
  Futures                            7,975       8,091            (707)       (695)           3
  Currency swaps                        29      (1,103)             29      (1,103)           3
--------------------------------------------------------------------------------------------------

1. Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year. In cases where publicly quoted prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

2. Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

3. Fair values for futures contracts and options that have not settled are based on current settlement values.

4.  Carrying value approximates fair value.

5. Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 1999

NOTE N
Premium and Annuity Considerations Deferred and Uncollected.  CLNY's deferred
-----------------------------------------------------------
and uncollected life insurance premiums and annuity considerations as of December 31, were as follows (in thousands of dollars):

                                                 Gross                      Net of Loading
                                       ------------------------     -----------------------------
                                            1999        1998             1999            1998
-------------------------------------------------------------------------------------------------
Ordinary new business                  $     229      $    352      $      45          $   57
Ordinary renewal                           3,434         2,687          2,693           2,110
Group life                                    14            11             14               7
Group annuity                                 72             -             70               -
Total                                  $   3,749      $  3,050      $   2,822          $2,174
=================================================================================================

                          Other Financial Information

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
          Supplemental Schedule of Selected Statutory Financial Data
                               December 31, 1999

                                                                         (000's)
                                                                   ------------
Investment income earned:
       U.S. government bonds                                        $     2,936
       Other bonds (unaffiliated)                                         7,598
       Common stocks (unaffiliated)                                         223
       Mortgage loans                                                     9,011
       Premium notes, policy loans and liens                                694
       Short-term investments                                               331
       Derivative instruments                                               (14)
       Aggregate write-ins for investment income                            274
                                                                    -----------

       Gross investment income                                      $    21,053
                                                                    ===========

Mortgage loans - book value:
       Commercial mortgages                                         $    89,816
                                                                    -----------

       Total mortgage loans                                         $    89,816
                                                                    ===========

Mortgage loans by standing - book value:

       Good standing                                                $    89,816
                                                                    ===========

Bonds and short-term investments by class and maturity:

  Bonds by maturity - statement value:
       Due within one year or less                                  $    12,331
       Over 1 year through 5 years                                       28,414
       Over 5 years through 10 years                                     38,222
       Over 10 years through 20 years                                    51,425
       Over 20 years                                                     23,500
                                                                    -----------

       Total by maturity                                            $   153,892
                                                                    ===========

   Bonds and short-term investments by class - statement value:
       Class 1                                                      $   113,710
       Class 2                                                           35,357
       Class 3                                                            3,620
       Class 4                                                            1,000
       Class 5                                                              205
       Class 6                                                                -
                                                                    -----------

       Total by class                                               $   153,892
                                                                    ===========

See accompanying note

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
    Supplemental Schedule of Selected Statutory Financial Data (Continued)
                               December 31, 1999


                                                                                  (000's)
                                                                          ---------------------
Total by bonds publicly traded                                            $              81,695
                                                                          =====================

Total by bonds privately placed                                           $              72,197
                                                                          =====================

Common stocks - market value                                              $              13,982
                                                                          =====================

Short-term investments - book value                                       $               4,677
                                                                          =====================

Collar, swap and forward agreements open - statement value                $               1,103
                                                                          =====================

Futures contracts open - current value                                    $               7,975
                                                                          =====================

Cash on deposit                                                           $               1,131
                                                                          =====================

Life insurance in force:
       Ordinary                                                           $             367,105
                                                                          =====================

       Group life                                                         $               5,823
                                                                          =====================

Amount of accidental death insurance in force
   under ordinary policies                                                $                  --
                                                                          =====================

Life insurance policies with disability provisions in force:
       Ordinary                                                           $                   1
                                                                          =====================

       Group life                                                         $               5,823
                                                                          =====================

Supplementary contracts in force:
       Ordinary - not involving life contingencies income payable         $                 147
                                                                          =====================

       Ordinary - involving life contingencies income payable             $                 392
                                                                          =====================

See accompanying note

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
    Supplemental Schedule of Selected Statutory Financial Data (Continued)
                               December 31, 1999


                                                                          (000's)
                                                                  ---------------------
Annuities:
 Ordinary:
  Immediate - amount of income payable                            $                  --
                                                                  =====================

  Deferred - not fully paid - account balance                     $               1,132
                                                                  =====================

 Group:
  Amount of income payable                                        $               2,092
                                                                  =====================
  Fully paid - account balance                                    $                  --
                                                                  =====================

Accident and health insurance - premiums in force:
  Ordinary                                                        $                  11
                                                                  =====================
  Group                                                           $                   6
                                                                  =====================

Deposit funds and dividend accumulations:
  Deposit funds - account balance                                 $                 362
                                                                  =====================
  Dividend accumulations - account balance                        $               2,385
                                                                  =====================

Claim payments 1999:
  Group accident and health
  Policies issued prior to 1996                                   $                  29
                                                                  =====================

  Other accident and health
  Policies issued prior to 1994                                   $                  --
                                                                  =====================

See accompanying note

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK

              Note to Supplemental Schedule of Selected Statutory
                                Financial Data

                               December 31, 1999



Note - Basis of Presentation


The accompanying supplemental schedule presents selected statutory financial data as of December 31, 1999 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in Canada Life Insurance Company of New York's 1999 Statutory Annual Statements as filed with New York Insurance Department.

                   Report on Evaluation of Internal Control
                            by Independent Auditors

April 29, 2000



Canada Life Insurance Company of New York
410 Saw Mill River Road
Ardsley, NY 10502

Dear Sirs:

We have audited the financial statements of Canada Life Insurance Company of New York [the "Company"] for the year ended December 31, 1999 and have issued our report thereon dated April 15, 2000. As part of our audit, we reviewed and tested the Company's system of internal accounting controls to the extent we considered necessary under auditing standards generally accepted in Canada.
This review and testing was done to establish a basis for reliance on the system in determining the nature, timing and extent of other auditing procedures to enable us to express our opinion on the consolidated financial statements and as such, no procedures have been carried out in addition to those necessary to form such an opinion.

The objective of internal accounting controls is to provide reasonable, but not absolute, assurance as to the safeguarding of assets against loss from unauthorized use or disposition and as to the reliability of financial records for preparing financial statements and maintaining accountability for assets. The concept of reasonable assurance recognizes that the cost of a system of internal accounting controls should not exceed the benefits expected to be derived and also recognizes that the evaluation of these factors necessarily requires estimates and judgments by management.

There are inherent limitations that should be recognized in considering the potential effectiveness of any system of internal accounting controls. In the performance of most control procedures, errors can result from misunderstanding of instructions, mistakes in judgment, carelessness, or other personnel factors. Control procedures whose effectiveness depends upon segregation of duties can be circumvented by collusion. Similarly, control procedures can be circumvented intentionally by management with respect either to the execution and recording of transactions or with respect to the estimates and judgments required in the preparation of financial statements. Further, projection of any evaluation of internal accounting controls to future periods is subject to the risk that the procedures may become inadequate because of changes in conditions, and that the degree of compliance with the procedures may deteriorate.

Our study and evaluation made for the limited purpose described in the first paragraph would not necessarily disclose all material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specified internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. Accordingly, we do not express an opinion on the system of internal accounting controls of the Company taken as a whole. However, our study and evaluation disclosed no condition that we believe to be a material weakness.

This letter has been prepared in accordance with the applicable Auditing and Related Services Guideline issued by The Canadian Institute of Chartered Accountants to be used to satisfy the requirements of section 211 CMR 19.05 (3) [Rules and Regulations Regarding Audits of Insurers by Independent Certified Public Accountants] of the Division of Insurance of the Commonwealth of Massachusetts and other state insurance departments and should not be used for any other purpose.


Yours faithfully,


/s/ Ernst & Young LLP


ERNST & YOUNG LLP
Chartered Accountants

                                     PART C



                               OTHER INFORMATION

PART C     OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


(a)      Financial Statements
         All required financial statements are included in Part B of this Registration Statement.

(b)      Exhibits

         (1) Resolution of the Board of Directors of Canada Life Insurance Company of New York (CLNY) authorizing establishment of Variable Account 2/2/

         (2)   Not applicable

         (3)   (a)   Form of Promotional Agent Distribution Agreement/2/
               (b)   Form of Selling Agreement/2/
               (c)   Distribution Agreement/1/
               (d)   Amendment to Distribution Agreement/2/
               (e)   Amendment to Selling Agreement/3/
               (f)   Amendment to Selling Agreement/3/
               (g)   Amendment to Selling Agreement/3/
               (h)   Amendment to Selling Agreement/3/
               (i)   Amendment to Selling Agreement/5/

         (4)   (a)   Form of Annuity Policy/4/
               (b)   Riders and Endorsements/3/

         (5)  Form of Application/4/

         (6)   (a)   Certificate of Incorporation of CLNY/1/
               (b)   By-Laws of CLNY/1/
               (c)   Amendment to the By-laws of Canada Life Insurance Company
                     of New York passed by the Board November 19, 1993/1/
               (d)   Amendment to the By-laws of Canada Life Insurance Company
                     of New York passed by the Board September 4, 1997/3/
         (7)   Not applicable
         (8)   Form of Buy-Sell Agreemen/2/
         (9)   Opinion and Consent of Counsel/2/
         (10)  (a)   Consent of Counsel
               (b)   Consent of Independent Counsel
               (c)   Consent of Independent Auditors

         (11)  No financial statements are excluded from Item 23.

         (12)  Not Applicable

         (13)  Sample Performance Data Calculation/3/

         (14)  Powers of Attorney.
-----------------------
/1/ Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 for Variable Account 1 of Canada Life Insurance Company of New York (File No. 33-32199) filed on April 29, 1997.

/2/ Incorporated herein by reference to the filing of Post-Effective Amendment
    No. 6 to this Registration Statement on Form N-4 (File No. 33-64240), filed on April 29, 1997.

/3/ Incorporated herein by reference to the filing of Post-Effective Amendment

    No. 8 to this Registration Statement on Form N-4 (File No. 33-64240), filed on April 30, 1998.

/4/ Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-55890), filed on February 12, 1999.
/5/ Incorporated herein by reference to Post-Effective Amendment No. 9 to this Registration Statement on Form N-4 (File No. 33-64240), filed on May 3, 1999.

Item 25.   Directors and Officers of the Depositor


  Name and Principal
  Business Address            Positions and Offices with Depositor
  ------------------          ------------------------------------
      R. E. Beettam (2)               Chairman and Director
      Paul R. McCadam (3)             President and Director
      Thomas C. Scott (2)             Financial Vice President
      Donald K. Cooper (3)            Director of Marketing
      William S. McIlwaine (2)        Director of Group Sales
      Cheryl McGinness (3)            Administrative Officer
      Kenneth T. Ledwos (2)           Actuary and Director
      Janet G. Deskins(2)             Illustration and Marketing Actuary
      John W. Pratt (2)               Actuarial Associate
      Craig R. Edwards (2)            Secretary
      Roy W. Linden (1)               Assistant Secretary
      Charles H. MacPhaul (2)         Assistant Secretary
      George N. Isaac (1)             Assistant Treasurer
      Edward P. Ovsenny (1)           Assistant Treasurer
      Kevin A. Phelan (1)             Assistant Treasurer
      Peter D. Cochran (1)            Assistant Treasurer
      Ronald L. Findley (1)           Assistant Treasurer
      Carol D. Gordon (1)             Assistant Treasurer
      Joseph H. Mazur (1)             Assistant Treasurer
      Wendy M. Michaud (3)            Chief Underwriter
      Christopher T. Green (4)        Director
      Alfred F. Kelly (6)             Director
      D. Allen Loney (1)              Director
      William B. Morris (7)           Director
      Harry Van Benschoten (8)        Director
      Alan R. Wentzel (5)             Director
      Henry A. Rachfalowski (1)       Treasurer

(1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
(2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, Georgia, USA 30339.
(3)    The business address is 410 Saw Mill River Road, Ardsley, New York 10502
(4) The business address is 1000 Cathedral Place, 298 Main Street, Buffalo, New York, USA 14202.
(5)    The business address is 156 West 56th Street, New York, New York, 10019.
(6)    The business address is 232 Crestwood Avenue, Tuckahoe, New York
       10707-2214
(7)    The business address is Apt. 10K, 315 East 70th Street, New York,
       New York, USA 10021
(8) The business address is 105 Seminary Street, New Canaan, Connecticut, USA 06840

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                                                  PERCENT OF                    PRINCIPAL
NAME                              JURISDICTION              VOTING SECURITIES OWNED              BUSINESS
-----------------------------  -------------------  ---------------------------------------  ----------------

Canada Life Financial                Canada         Publicly held                            Insurance
Corporation                                                                                  holding company

The Canada Life Assurance            Canada         Ownership of voting securities through   Life and Health
Company                                             Canada Life Financial Corporation        Insurance

Canada Life Insurance               New York        Ownership of voting securities through   Life and Health
Company of New York                                 The Canada Life Assurance Company        Insurance

Adason Properties Limited            Canada         Ownership of all voting securities       Property
                                                    through The Canada Life Assurance        Management
                                                    Company

Canada Life Irish Operations         England        Ownership of all voting securities       Life and Health
Limited                                             through Canada Life Limited              Insurance

Canada Life Mortgage                 Canada         Ownership of all voting securities       Mortgage
Services Ltd.                                       through The Canada Life Assurance        Portfolios
                                                    Company

CLASSCO Benefit Services             Canada         Ownership of all voting securities       Administrative
Limited                                             through The Canada Life Assurance        Services
                                                    Company

Canada Life Casualty                 Canada         Ownership of all voting securities       Property and
Insurance Company                                   through The Canada Life Assurance        Casualty
                                                    Company                                  Insurance

Sherway Centre Limited               Canada         Ownership of all voting securities       Real Estate
                                                    through The Canada Life Assurance        Broker
                                                    Company

The Canada Life Assurance        Rep. of Ireland    Ownership of all voting securities       Life and Health
Company of Ireland Limited                          through Canada Life Irish Holding        Insurance
                                                    Company Limited

F.S.D. Investments Limited.      Rep. of Ireland    Ownership of all voting securities       Unit Fund Sales
                                                    through Canada Life Assurance            and Management
                                                    (Ireland) Limited

Canada Life Insurance               Michigan        Ownership of all voting securities       Life and Health
Company of America                                  through The Canada Life Assurance        Insurance
                                                    Company

Canada Life of America               Georgia        Ownership of all voting securities       Broker Dealer
Financial Services Inc.                             through CLICA


                                                                  PERCENT OF                    PRINCIPAL
NAME                              JURISDICTION              VOTING SECURITIES OWNED              BUSINESS
-----------------------------  -------------------  ---------------------------------------  ----------------

Canada Life of America              Maryland        Ownership of all voting securities       Mutual Fund
Series Fund, Inc.                                   through CLICA

Adason Realty Ltd.                   Canada         Ownership of all voting securities       Realtor
                                                    through Adason Properties Limited

Canada Life Pension &            Rep. of Ireland    Ownership of all voting securities       Life Assurance
Annuities (Ireland) Limited                         through Canada Life Assurance
                                                    (Ireland) Limited

CLAI Limited                     Rep. of Ireland    Ownership of all voting securities       Holding,
                                                    through Canada Life Irish Holding        Service,
                                                    Company Limited                          Management and
                                                                                             Investment
                                                                                             Company

Canada Life Assurance            Rep. of Ireland    Ownership of all voting securities       Life Insurance,
(Ireland) Limited                                   through Canada Life Irish Holding        Pension, and
                                                    Company Limited                          Annuity

CL Capital Management, Inc.          Georgia        Ownership of all voting securities       Investment
                                                    through CLICA                            Advisor

Canada Life Capital                  Canada         Ownership of all voting securities       External
Corporation Inc.                                    through The Canada Life Assurance        Sources of
                                                    Company                                  Capital

Canada Life Securing                 Canada         Ownership of all voting securities       Holding Company
Corporation Inc.                                    through Canada Life Capital
                                                    Corporation Inc

The Canada Life Group (UK)           England        Ownership of all voting securities       Holding Company
Limited                                             through 3605744 Canada Inc.

Canada Life Holdings (UK)            England        Canada Life (UK) Limited                 Holding Company
Limited

Canada Life Limited                  England        The Canada Life Group (UK) Limited       Life and Health
                                                                                             Insurance

Canada Life Management (UK)          England        Canada Life (UK) Limited                 Unit Trust
Limited                                                                                      Sales &
                                                                                             Management

Canada Life Group Services           England        The Canada Life (UK) Limited             Administrative
(UK) Limited                                                                                 Services

Canada Life Trustee Services         England        The Canada Life Group (UK) Limited       Trustee Services
(UK) Limited



                                                                  PERCENT OF                    PRINCIPAL
NAME                              JURISDICTION              VOTING SECURITIES OWNED              BUSINESS
-----------------------------  -------------------  ---------------------------------------  ----------------

Canada Life Ireland Holdings          Ireland       Canada Life Irish Operations Limited     Holding Company
Limited

Canada Life (UK) Limited              England       Ownership of all voting securities       Holding Company
                                                    through Canada Life Limited

Canada Life Services (UK)             England       Ownership of all voting securities       Administrative Services
Limited                                             through Canada Life (UK) Limited

Canada Life International             England       Ownership of all voting securities       Unit Investment Products
Limited                                             through Canada Life (UK) Limited

Albany Life Assurance Company         England       Ownership of all voting securities       Unit Life and Pension
Limited                                             through Canada Life (UK) Limited         Insurance

Canada Life Pension Managers          England       Ownership of all voting securities       Trustee Services
and Trustees Limited                                through Canada Life (UK) Limited

Pelican Food Services Limited         Canada        Ownership of all voting securities       Food service
                                                    through the Canada Life Assurance
                                                    Company

3605744 Canada Inc.                   Canada        Ownership of all voting securities       Holding Company
                                                    through the Canada Life Assurance
                                                    Company

Canada Life Asset Management          Ireland       Ownership of all voting securities       Stock Corporation
Limited                                             through The Canada Life Group (UK)
                                                    Limited

Adason Property Management            England       Ownership of all voting securities       Property Managers
Limited                                             through The Canada Life Group (UK)
                                                    Limited
Canada Life Fund Managers (UK)        England       Ownership of all voting securities       Fund Manager
Limited                                             through Canada Life (UK) Limited

Canada Life Irish Holding             Ireland       Ownership of all voting securities       Holding Company
Company Limited                                     through 3605744 Canada Inc.

Canada Life Management                Ireland       Ownership of all voting securities       Management Services
Services Limited                                    through Canada Life Irish Holding
                                                    Company Limited

Canada Life Assurance Europe          Ireland       Ownership of all voting securities       Management Services
Limited                                             through Canada Life Irish Holding
                                                    Company Limited

Setanta Asset Management              Ireland       Ownership of all voting securities       Asset Management
Limited                                             through Canada Life Irish Holding
                                                    Company Limited

Kanetix Ltd.                          Canada        Ownership of all voting securities       Distribution Services
                                                    through The Canada Life Assurance
                                                    Company

Canada Life Brasil Ltd.               Brazil        Ownership of all voting securities       Distribution Services
                                                    through The Canada Life Assurance
                                                    Company

Canada Life Pactual                   Brazil        Ownership of 70% of voting securities    Distribution Services
Previdencia & Segures S.A.                          through Canada Life Brasil Ltd.

Canada Life Financial                 Canada        Ownership of all voting securities       Distribution Services
Distribution Services Inc.                          through The Canada Life Assurance
                                                    Company

Laketon Investment Management         Canada        Ownership of 35% of voting securities    Investment Management
                                                    through The Canada Life Assurance
                                                    Company


Item 27.  Number of Policy Owners

As of March 1, 2000, there were 105 owners of Nonqualified Policies and 26 owners of Qualified Policies.

Item 28.  Indemnification

Canada Life Insurance Company of New York's By-Laws provide in Article II,
Section 10 as follows:

In addition to and without limiting the generality of Subsections A and B of this Section 10, the Corporation shall indemnify each director and each person whose testator or intestate was a director made or threatened to be made a party to any action or proceeding, including an action or proceeding by or in the right of the Corporation by reason of the fact that he is or was a director or that his testator or intestate was a director, against judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys' fees actually and necessarily incurred by him in connection with the defense or settlement of such action or proceeding unless the judgment or other final adjudication adverse to the director or to the person whose testator or intestate was a director in such action or proceeding establishes that the director's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that the director personally gained in fact a financial profit or other advantage to which he was not legally entitled.

In addition, expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director, officer or employee to repay such amount as, and to the extent required by paragraph (a) of Section 725 of the New York Business Corporation Law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 1, Canada Life of America Variable Annuity Account 2, and Canada Life of New York Variable Annuity Account 1.

The following table provides certain information with respect to each director and officer of CLAFS.

Name and Principal           Positions and Offices
Business Address               With Underwriter
----------------               ----------------
A.W. Bard**                  Chairman, President and Director
C.R. Edwards**               Assistant Secretary
S.C. Gile**                  Administration Officer
N.A. Hill**                  Securities Compliance Officer
D.V. Rough*                  Treasurer
C.H. MacPhaul**              Assistant Secretary
K.T. Ledwos**                Administrative Officer and Director

___________________
*   The business address is 330 University Avenue, Toronto, Ontario, Canada
    M5G1R8.

** The business address is 6201 Powers Ferry Road, N.W., Suite 600, Atlanta, Georgia 30339.

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by CLNY at its Executive Office at 330 University Avenue, Toronto, Canada M5G1R8 and at 410 Saw Mill River Road, Ardsley, New York 10502.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32

Undertakings

(a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to CLNY at the address or phone number listed in the Prospectus.

(d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

     (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

     (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

     (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of such individuals;

     (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

     The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

(f) Canada Life Insurance Company of New York hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of New York.

                                 EXHIBIT INDEX


Exhibit                    Description of Exhibit
-------                    ----------------------


10(a)       Consent of Counsel
  (b)       Consent of Independent Counsel
  (c)       Consent of Independent Auditors

14          Powers of Attorney

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post Effective Amendment Number 10 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 26th day of April, 2000.

                                CANADA LIFE OF NEW YORK
                                VARIABLE ANNUITY ACCOUNT 2


                                By:   /s/ R. E. Beettam
                                    -----------------------------

                                    R. E. Beettam, Chairman
                                    Canada Life Insurance Company
                                    of New York

                                CANADA LIFE INSURANCE
                                COMPANY OF NEW YORK


                                By:   /s/ R. E. Beettam
                                   ------------------------------
                                   R. E. Beettam, Chairman


As required by the Securities Act of 1933, this Post-Effective Amendment Number 10 has been signed by the following persons in the capacities and on the dates indicated.

 SIGNATURE                TITLE                      DATE
 ---------                -----                      ----
/s/ R. E. Beettam         Chairman & Director        April 26, 2000
--------------------      (Principal Executive       --------------
R. E. Beettam             Officer)


*/s/ P. R. McCadam        President & Director       April 26, 2000
--------------------                                 --------------
P. R. McCadam


*/s/C. T. Greene          Director                   April 26, 2000
--------------------                                 --------------
C. T. Greene



*/s/ A. F. Kelly          Director                   April 26, 2000
--------------------                                 --------------
A.  F. Kelly


*/s/ K. T. Ledwos         Director                   April 26, 2000
--------------------                                 --------------
K. T. Ledwos


*/s/ D. A. Loney          Director                   April 26, 2000
--------------------                                 --------------
D. A. Loney


*/s/ W. B. Morris         Director                   April 26, 2000
--------------------                                 --------------
W. B. Morris


/s/ T. C. Scott           Financial V.P.             April 26, 2000
--------------------      (Principal Financial       --------------
T. C. Scott               Officer & Principal
                          Accounting Officer)


*/s/ H. Van Benschoten    Director                   April 26, 2000
----------------------                               --------------
H. Van Benschoten


*/s/ A. R. Wentzel        Director                   April 26, 2000
--------------------                                 --------------
A. R. Wentzel


*By: /s/ R. E. Beettam
    ------------------
    R. E. Beettam


Signed pursuant to power of attorney filed herewith